UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2013

Columbia Short Term Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	33
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Short Term Municipal Bond Fund (the Fund) Class A shares returned 0.01% excluding sales charges for the six months ended October 31, 2013. The Fund's Class Z shares returned 0.13% for the same time period.

>  By comparison, the Fund's benchmark, the Barclays 1-3 Year Municipal Bond Index, returned 0.41% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/02/93
Excluding sales charges		0.01	0.41	1.96	2.13
Including sales charges		-1.03	-0.63	1.76	2.02
Class B	10/12/93	-0.37	-0.34	1.19	1.37
Class C	05/19/94
Excluding sales charges		-0.37	-0.34	1.19	1.37
Including sales charges		-1.36	-1.34	1.19	1.37
Class R4*	03/19/13	0.04	0.56	2.19	2.37
Class R5*	11/08/12	0.23	0.79	2.24	2.40
Class Z	10/07/93	0.13	0.66	2.21	2.38
Barclays 1-3 Year Municipal Bond Index		0.41	0.96	2.31	2.52

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio Overview (continued)

(Unaudited)

Top Ten States (%) (at October 31, 2013)
New York	15.6
California	12.6
Illinois	10.4
Florida	7.1
New Jersey	6.7
Massachusetts	4.7
Texas	4.1
Washington	3.7
Michigan	3.6
Connecticut	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at October 31, 2013)
AAA rating	4.1
AA rating	35.2
A rating	51.8
BBB rating	6.7
Not rated	2.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.10	1,021.53	3.68	3.72	0.73
Class B	1,000.00	1,000.00	996.30	1,017.74	7.45	7.53	1.48
Class C	1,000.00	1,000.00	996.30	1,017.74	7.45	7.53	1.48
Class R4	1,000.00	1,000.00	1,000.40	1,022.79	2.42	2.45	0.48
Class R5	1,000.00	1,000.00	1,002.30	1,023.49	1.72	1.73	0.34
Class Z	1,000.00	1,000.00	1,001.30	1,022.79	2.42	2.45	0.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 88.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.4%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/18	5.000%	1,250,000	1,418,250
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A 03/01/17	5.000%	4,560,000	5,209,390
03/01/18	5.000%	7,510,000	8,786,925
Series 2009A 05/01/14	5.000%	9,000,000	9,217,620
Auburn University Revenue Bonds Series 2012A 06/01/16	5.000%	3,000,000	3,344,940
Total			27,977,125
Alaska 0.6%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A 04/01/16	5.000%	2,500,000	2,755,400
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003 01/01/16	5.000%	9,200,000	10,040,788
Total			12,796,188
Arizona 1.1%
Arizona School Facilities Board Certificate of Participation Series 2005A-1 (NPFGC) 09/01/14	5.000%	10,000,000	10,386,000
County of Pima Sewer System Revenue Bonds Series 2012A 07/01/14	3.000%	1,000,000	1,018,480
Series 2012A 07/01/15	4.000%	375,000	397,372
Series 2012A 07/01/16	3.000%	450,000	477,234
Series 2012A 07/01/16	4.000%	500,000	543,585
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	1,845,000	2,068,245

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Arizona Certificate of Participation Department Administration Series 2010A (AGM) 10/01/15	5.000%	5,000,000	5,397,100
Refunding Certificate of Participation Department Administration Series 2013B 10/01/14	3.000%	350,000	357,788
10/01/15	4.000%	200,000	211,892
10/01/16	5.000%	175,000	194,135
Total			21,051,831
California 10.9%
California Health Facilities Financing Authority Revenue Bonds City of Hope Obligation Group Series 2012A 11/15/14	5.000%	500,000	523,685
California Health Facilities Financing Authority(a) Refunding Revenue Bonds St. Joseph Health System Series 2009C 07/01/34	5.000%	12,000,000	12,544,800
Revenue Bonds St. Joseph Health Systems Series 2013B 07/01/43	5.000%	4,000,000	4,575,880
California Pollution Control Financing Authority Refunding Revenue Bonds South Dakota Gas and Electric Series 1996A (NPFGC) 06/01/14	5.900%	500,000	516,280
California Pollution Control Financing Authority(a) Refunding Revenue Bonds BP West Coast Products LLC Series 2009 12/01/46	2.600%	5,000,000	5,088,050
California State Public Works Board Refunding Revenue Bonds Department of Corrections Series 2012I 06/01/15	5.000%	2,080,000	2,231,653
Richmond Laboratory Project Series 2012J 11/01/14	3.000%	1,445,000	1,485,157
11/01/15	4.000%	2,035,000	2,179,078
Revenue Bonds Various Capital Projects Series 2011A 10/01/16	4.000%	2,000,000	2,193,860
Subordinated Series 2010A-1 03/01/15	5.000%	3,000,000	3,187,230
03/01/16	5.000%	1,325,000	1,459,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(b) Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT 05/15/14	4.750%	3,410,000	3,488,328
Revenue Bonds Senior International Private Activity Series 2012 AMT 05/15/16	4.000%	2,000,000	2,169,360
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT(b) 03/01/17	5.000%	5,415,000	6,098,481
City of San Jose Revenue Bonds Series 2007A (AMBAC) AMT(b) 03/01/15	5.000%	3,180,000	3,362,023
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT(b) 07/01/16	8.000%	12,810,000	15,208,416
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2012C 01/01/16	5.000%	10,000,000	10,909,700
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2011O 07/01/14	4.000%	2,300,000	2,358,351
Northern California Power Agency Revenue Bonds Series 2010A 07/01/15	4.000%	1,355,000	1,437,005
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/15	5.000%	4,500,000	4,840,650
09/01/16	5.000%	3,300,000	3,647,886
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Series 2013 08/01/14	4.000%	5,700,000	5,834,919
08/01/15	4.000%	1,470,000	1,538,825
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/16	5.000%	8,160,000	9,224,962

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Oakland(b) Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT 11/01/13	5.000%	5,610,000	5,610,698
Sacramento City Financing Authority Refunding Revenue Bonds EPA Building Series 2013A 05/01/15	4.000%	1,250,000	1,311,450
05/01/16	4.000%	750,000	808,320
State of California Prerefunded 07/01/14 Unlimited General Obligation Bonds Series 2004A 07/01/15	5.000%	1,170,000	1,207,709
Unlimited General Obligation Bonds Series 2010 11/01/13	4.000%	1,650,000	1,650,175
11/01/14	4.000%	1,250,000	1,297,775
Various Purpose Series 2005 03/01/15	5.000%	4,000,000	4,254,640
Series 2006 03/01/14	5.000%	4,000,000	4,064,680
Series 2011 10/01/16	5.000%	20,000,000	22,593,200
Series 2012 09/01/15	5.000%	5,000,000	5,429,250
Series 2013 02/01/18	5.000%	10,000,000	11,640,300
Unlimited General Obligation Refunding Bonds Series 2004 12/01/15	5.000%	2,200,000	2,260,434
Series 2007 11/01/14	5.000%	7,530,000	7,892,946
Series 2012 02/01/15	5.000%	15,885,000	16,835,558
Unrefunded Unlimited General Obligation Bonds Series 2004A 07/01/15	5.000%	1,690,000	1,744,198
State of California(a) Unlimited General Obligation Refunding Bonds Series 2009B 07/01/23	5.000%	19,250,000	19,860,033
Total			214,565,393
Colorado 1.9%
City & County of Denver Airport System(b) Revenue Bonds Series 2011A AMT 11/15/15	5.000%	1,500,000	1,633,590
Series 2011B AMT 11/15/15	5.000%	8,000,000	8,712,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
System Series 2012A AMT 11/15/14	4.000%	500,000	519,775
11/15/15	4.000%	500,000	534,415
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A 11/15/14	4.000%	5,380,000	5,589,336
Colorado Health Facilities Authority(a) Prerefunded 11/12/13 Revenue Bonds Catholic Health Initiatives Series 2008 10/01/38	5.250%	245,000	245,372
Series 2008D2 10/01/38	5.250%	315,000	315,479
Unrefunded Revenue Bonds Catholic Health Initiatives Series 2008D 10/01/38	5.250%	1,940,000	1,942,949
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1 12/01/14	5.000%	2,500,000	2,624,100
12/01/15	5.000%	1,670,000	1,820,216
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012 11/01/14	5.000%	2,440,000	2,557,022
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC)(c) 09/01/16	0.000%	4,460,000	4,178,574
Regional Transportation District Certificate of Participation Series 2010A 06/01/15	5.000%	1,420,000	1,518,747
06/01/16	5.000%	2,010,000	2,224,266
Refunding Certificate of Participation Series 2013A 06/01/16	5.000%	3,045,000	3,369,597
Total			37,785,918
Connecticut 2.2%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/15	4.000%	2,500,000	2,630,350
08/15/17	5.000%	5,000,000	5,626,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Haven Unlimited General Obligation Bonds Series 2013A 08/01/15	5.000%	3,135,000	3,352,914
Unlimited General Obligation Refunding Bonds Series 2006 (AMBAC) 11/01/15	5.000%	2,325,000	2,505,234
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2012D-1 11/15/14	0.850%	3,215,000	3,226,574
11/15/15	1.200%	3,710,000	3,743,056
Connecticut State Development Authority Revenue Bonds Connecticut Light & Power Series 1996A AMT(a)(b) 05/01/31	1.550%	10,000,000	10,100,500
State of Connecticut Unlimited General Obligation Bonds Series 2011A(a) 05/15/15	0.580%	11,265,000	11,309,497
Total			42,494,225
District of Columbia 0.3%
District of Columbia Certificate of Participation Series 2006 (NPFGC) 01/01/17	5.250%	5,925,000	6,471,344
Florida 7.0%
Citizens Property Insurance Corp. Revenue Bonds High Risk Senior Secured Series 2010A-1 06/01/15	5.000%	13,750,000	14,689,537
High Risk Senior Secured Series 2010A-1 (AGM) 06/01/15	5.000%	6,155,000	6,583,019
Senior Secured Series 2012A-1 06/01/17	5.000%	15,000,000	16,901,100
City of Jacksonville Refunding Revenue Bonds Series 2012C 10/01/14	5.000%	1,250,000	1,304,500
Series 2012C 10/01/15	5.000%	1,000,000	1,087,190
Sales Tax Series 2012 10/01/17	5.000%	2,000,000	2,297,980
Revenue Bonds Series 2010A-1 10/01/16	5.000%	5,000,000	5,616,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa Revenue Bonds Baycare Health Systems Series 2010 11/15/16	5.000%	2,000,000	2,257,820
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT(b) 09/01/14	5.000%	3,025,000	3,137,016
Florida Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2011B 07/01/15	5.000%	15,335,000	16,504,294
Series 2012A 07/01/16	4.000%	13,915,000	15,120,317
07/01/17	4.000%	14,470,000	16,043,034
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC) 07/01/28	5.000%	2,570,000	2,748,230
Florida Municipal Loan Council Revenue Bonds 9B Design-Build Finance Project Series 2012 08/15/16	1.750%	9,250,000	9,365,902
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT(b) 06/01/14	5.000%	2,000,000	2,054,680
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009 10/01/14	5.000%	2,000,000	2,078,800
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23 10/01/17	5.000%	3,000,000	3,466,950
State Board of Administration Finance Corp. Revenue Bonds Series 2010A 07/01/15	5.000%	10,000,000	10,728,600
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D 06/01/14	5.000%	6,460,000	6,642,818
Total			138,627,887

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.0%
Burke County Development Authority(a) Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 1994-9T 10/01/32	1.200%	7,500,000	7,513,875
Series 1995-4T 10/01/32	1.200%	2,000,000	2,003,700
Series 2012 11/01/48	1.550%	5,000,000	5,011,050
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2003D (NPFGC) AMT(b) 01/01/15	5.250%	5,000,000	5,038,100
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012(a) 07/01/22	0.850%	4,750,000	4,752,517
Municipal Electric Authority of Georgia Prerefunded 01/01/14 Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	100,000	101,058
Revenue Bonds Combined Cycle Project Series 2012A 11/01/14	4.000%	1,000,000	1,037,220
11/01/15	4.000%	3,045,000	3,256,688
Unrefunded Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	6,200,000	6,707,842
Public Gas Partners, Inc. Revenue Bonds Series 2009A 10/01/14	5.000%	3,630,000	3,773,204
Total			39,195,254
Guam 0.1%
Antonio B. Won Pat International Airport Authority(b)(d) Revenue Bonds General Series 2013C AMT 10/01/14	3.000%	1,000,000	1,008,750
10/01/15	4.000%	1,000,000	1,030,160
Total			2,038,910
Hawaii 0.4%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT(b) 07/01/15	5.000%	7,000,000	7,505,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 10.1%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Series 2004A (NPFGC) 12/01/15	5.000%	1,700,000	1,773,661
Series 2010F 12/01/15	5.000%	2,000,000	2,137,580
Chicago Board of Education(c) Unlimited General Obligation Bonds Capital Appreciation-Chicago School Reform Series 1997A (AMBAC) 12/01/14	0.000%	7,085,000	6,962,925
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC) 12/01/15	5.250%	3,165,000	3,426,144
Chicago Transit Authority Revenue Bonds Federal Transportation Administration Section 5307 Funds Series 2006 (AMBAC) 06/01/15	5.000%	2,615,000	2,772,894
City of Chicago Midway Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC) 01/01/18	5.000%	5,120,000	5,323,315
City of Chicago Midway Airport(a) Revenue Bonds 2nd Lien Series 2010B 01/01/34	5.000%	10,250,000	10,759,937
City of Chicago O'Hare International Airport Revenue Bonds General Third Lien Series 2011B 01/01/17	5.000%	2,500,000	2,817,600
City of Chicago O'Hare International Airport(b) Refunding Revenue Bonds General Senior Lien AMT Series 2013A 01/01/16	5.000%	3,875,000	4,219,449
General-Senior Lien Series 2012A AMT 01/01/17	5.000%	8,000,000	8,920,560
Passenger Facility Charge Series 2012B AMT 01/01/17	5.000%	13,125,000	14,635,294
City of Chicago Unlimited General Obligation Refunding Bonds Series 2005A (AGM) 01/01/16	5.000%	4,000,000	4,183,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D 11/15/14	5.000%	3,000,000	3,127,890
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/15	5.375%	2,000,000	2,179,400
Revenue Bonds Art Institute of Chicago Series 2010A 03/01/15	5.000%	3,200,000	3,385,888
Series 2012A 03/01/14	4.000%	1,000,000	1,012,250
03/01/15	5.000%	1,000,000	1,059,480
Illinois Finance Authority(a) Revenue Bonds Ascension Health Series 2012E 11/15/42	5.000%	2,750,000	2,926,440
Ascension Health Credit Group Series 2012E 11/15/42	5.000%	2,000,000	2,237,380
University of Chicago Series 1998 07/01/25	3.375%	5,650,000	5,695,143
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/15	5.000%	3,615,000	3,846,396
06/01/16	5.000%	8,280,000	9,080,842
Regional Transportation Authority Revenue Bonds Series 2006A (NPFGC) 07/01/18	5.000%	4,970,000	5,440,510
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B 06/15/17	5.000%	9,000,000	10,110,150
State of Illinois Unlimited General Obligation Refunding Bonds Series 2002 (XLCA) 08/01/15	5.500%	7,825,000	8,413,753
Series 2006 01/01/16	5.000%	4,655,000	5,014,413
Series 2010 01/01/14	5.000%	19,590,000	19,733,595
01/01/16	5.000%	14,600,000	15,727,266
Series 2010 (AGM) 01/01/16	5.000%	4,250,000	4,592,422
Series 2010 Escrowed to Maturity 01/01/14	5.000%	6,045,000	6,093,723
Series 2012 08/01/16	5.000%	20,000,000	21,859,600
Total			199,469,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 2.1%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008(a) 06/01/44	2.800%	13,250,000	13,426,092
Indiana Finance Authority Refunding Revenue Bonds Series 2008A-1 11/01/16	5.000%	2,665,000	2,994,554
Indianapolis Power & Light Co. Series 2009C 01/01/16	4.900%	10,000,000	10,735,300
Revenue Bonds 2nd Lien-CWA Series 2011C 10/01/16	3.000%	10,000,000	10,562,300
Beacon Health System Obligation Group Series 2013A 08/15/15	4.000%	500,000	530,180
08/15/16	5.000%	1,000,000	1,115,170
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1(e) 07/01/17	5.000%	1,000,000	1,146,590
Total			40,510,186
Iowa 1.6%
Iowa Finance Authority Revenue Bonds Genesis Health System Series 2010 07/01/15	5.000%	1,075,000	1,154,991
07/01/16	5.000%	1,150,000	1,270,095
Iowa Student Loan Liquidity Corp. Revenue Bonds Series 2009-1 12/01/14	3.750%	5,050,000	5,174,230
12/01/14	5.000%	5,475,000	5,686,006
Iowa Student Loan Liquidity Corp.(b) Revenue Bonds Senior Series 2011A-1 AMT 12/01/15	3.500%	18,365,000	18,784,089
Total			32,069,411
Kentucky 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B(a) 05/01/39	5.000%	2,000,000	2,089,420

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A 08/01/18	5.000%	2,500,000	2,915,725
Total			5,005,145
Louisiana 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A 10/01/14	4.000%	1,545,000	1,594,239
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A 05/01/16	5.000%	4,505,000	4,964,555
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B 11/01/15	2.875%	2,750,000	2,823,288
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/17	5.000%	6,090,000	6,656,674
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM) 09/01/15	4.000%	8,240,000	8,719,321
09/01/16	5.000%	3,785,000	4,189,616
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM) 12/01/15	4.000%	1,150,000	1,228,442
12/01/16	4.000%	1,000,000	1,091,940
Total			31,268,075
Maine 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Escrowed to Maturity Series 2010B 07/01/15	5.000%	50,000	53,869
07/01/16	4.000%	50,000	54,546
Unrefunded Revenue Bonds Series 2010B 07/01/15	5.000%	3,405,000	3,636,880
Series 2010B 07/01/16	4.000%	3,505,000	3,776,673
Total			7,521,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 4.1%
Commonwealth of Massachusetts(a) Unlimited General Obligation Bonds Series 2010A 02/01/14	0.610%	5,050,000	5,049,899
Unlimited General Obligation Refunding Bonds Series 2011A 02/01/14	0.560%	6,680,000	6,680,000
02/01/15	0.740%	2,000,000	2,000,000
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Series 2012C 07/01/15	5.000%	2,000,000	2,115,100
07/01/16	5.000%	1,600,000	1,735,296
Boston University Series 2009V-2 10/01/14	2.875%	4,975,000	5,098,679
Massachusetts Development Finance Agency(a) Revenue Bonds Partners Healthcare Series 2011K-3 07/01/38	0.730%	8,390,000	8,389,832
Tufts University Series 2011-P 02/15/36	3.000%	3,700,000	3,909,161
Williams College Series 2011N 07/01/41	0.580%	11,250,000	11,261,025
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/16	5.250%	12,500,000	13,498,125
Massachusetts Housing Finance Agency Revenue Notes Construction Loan Notes Series 2012F 12/01/14	0.650%	2,760,000	2,760,883
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A 07/01/15	5.000%	1,500,000	1,613,325
07/01/16	5.000%	3,000,000	3,332,190
Massachusetts Port Authority(b) Refunding Revenue Bonds Series 2010E AMT 07/01/14	5.000%	5,000,000	5,149,200
07/01/15	5.000%	4,000,000	4,286,560
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC) 11/01/15	5.000%	3,000,000	3,266,310
Total			80,145,585

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.4%
Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site Series 2012A (Qualified School Board Loan Fund) 05/01/14	4.000%	1,700,000	1,728,220
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012 07/01/15	5.000%	20,000,000	21,544,000
Michigan State Building Authority Refunding Revenue Bonds FACS Program Series 2013I-A 10/15/15	5.000%	5,550,000	6,023,138
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010 11/15/15	5.000%	2,000,000	2,171,140
Michigan State Hospital Finance Authority(a) Revenue Bonds Ascension Health Care Group Series 1999 11/15/33	0.900%	5,000,000	5,023,600
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical Series 2003B-1 06/01/14	6.250%	12,000,000	12,327,480
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C 12/01/14	5.000%	12,805,000	13,415,670
Detroit Metropolitan Airport Series 2010C (AGM) 12/01/15	5.000%	4,780,000	5,192,705
Total			67,425,953
Minnesota 1.5%
Minneapolis-St. Paul Metropolitan Airports Commission(b) Refunding Revenue Bonds Senior Series 2009B AMT 01/01/14	5.000%	2,055,000	2,071,563
Subordinated Series 2010D AMT 01/01/16	5.000%	5,160,000	5,583,842
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012B 03/01/16	4.000%	9,820,000	10,644,291

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Minnesota(e) Unlimited General Obligation Bonds Various Purpose Series 2013D 10/01/17	5.000%	10,000,000	11,626,800
Total			29,926,496
Mississippi 0.2%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012 01/01/14	4.000%	1,845,000	1,856,790
01/01/15	4.000%	375,000	391,102
01/01/16	4.000%	1,500,000	1,609,950
Total			3,857,842
Missouri 0.3%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2013 07/01/16	5.000%	1,325,000	1,467,451
07/01/17	5.000%	715,000	816,058
07/01/18	5.000%	765,000	886,184
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B 09/01/16	5.000%	410,000	457,158
Kansas City Airport Revenue(b) Refunding Revenue Bonds General Improvement Series 2013A AMT 09/01/14	4.000%	500,000	514,690
09/01/16	5.000%	1,000,000	1,109,170
Total			5,250,711
Nevada 0.7%
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/17	5.000%	13,380,000	14,331,586
New Jersey 4.9%
City of Newark Refunding Unlimited General Obligation Bonds Qualified General Improvement Series 2013A 07/15/15	5.000%	2,000,000	2,149,520
07/15/16	5.000%	5,845,000	6,497,127

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Trenton Unlimited General Obligation Refunding Bonds Series 2013 07/15/15	3.000%	1,000,000	1,043,080
07/15/16	4.000%	1,100,000	1,192,884
County of Union Unlimited General Obligation Bonds Series 2012B 03/01/15	3.000%	4,060,000	4,207,987
03/01/16	3.000%	4,080,000	4,317,986
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012 09/01/15	3.000%	1,500,000	1,564,590
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2010DD-1 12/15/17	5.000%	4,435,000	5,124,332
Transportation Project Sublease Series 2008A 05/01/17	5.000%	11,345,000	12,908,001
Revenue Bonds School Facilities Construction Series 2009Z 12/15/14	5.000%	12,800,000	13,484,544
New Jersey Higher Education Student Assistance Authority(b) Revenue Bonds Senior Series 2013-1A AMT 12/01/15	4.000%	1,750,000	1,851,710
12/01/16	4.000%	1,000,000	1,072,660
12/01/17	5.000%	2,780,000	3,110,208
New Jersey State Turnpike Authority Revenue Bonds Series 2013D(a) 01/01/22	0.610%	4,000,000	3,996,680
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A (NPFGC) 09/15/16	5.000%	6,500,000	6,990,165
09/15/18	5.000%	4,450,000	4,773,604
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2012AA 06/15/14	4.000%	3,000,000	3,071,310
Transportation System Series 2004 (NPFGC) 12/15/16	5.500%	9,600,000	10,994,304
Unrefunded Revenue Bonds Transportation System Series 1999 06/15/16	5.750%	4,860,000	5,495,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A 06/15/15	5.000%	3,000,000	3,081,030
Total			96,927,410
New Mexico 0.8%
Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM) 07/01/15	5.000%	2,555,000	2,565,067
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT(b) 09/01/14	3.900%	4,890,000	5,008,729
State of New Mexico Revenue Bonds Series 2009A 07/01/14	5.000%	7,895,000	8,148,982
Total			15,722,778
New York 10.2%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon Series 2009A 01/01/14	5.000%	2,000,000	2,014,900
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005(a) 01/01/25	2.625%	9,255,000	9,351,530
City of New York Prerefunded Unlimited General Obligation Bonds Subordinated Series 2004H-A Escrowed to Maturity 03/01/15	5.000%	2,705,000	2,876,064
Unlimited General Obligation Bonds Series 2005G 08/01/18	5.000%	3,650,000	4,007,152
Series 2005J (FGIC) 03/01/16	5.000%	8,000,000	8,493,920
Series 2005O 06/01/14	5.000%	4,250,000	4,369,467
Series 2009E 08/01/15	5.000%	3,500,000	3,786,545
Series 2010B 08/01/17	5.000%	5,000,000	5,767,550
Subordinated Series 1996J-2 02/15/15	5.000%	5,870,000	6,228,540
Subordinated Series 2008I-1 02/01/17	5.000%	8,635,000	9,809,964

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds Subordinated Series 2004H-A 03/01/15	5.000%	3,795,000	4,034,616
City of Rochester Limited General Obligation Bonds Series 2012I 08/15/14	2.000%	2,400,000	2,434,176
City of Yonkers Refunding Limited General Obligation Bonds Series 2012A 07/01/15	4.000%	1,250,000	1,310,438
County of Monroe Limited General Obligation Refunding Bonds Series 2012 03/01/15	5.000%	1,000,000	1,054,930
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013B 10/15/15	3.000%	3,870,000	4,043,337
10/15/16	3.000%	3,905,000	4,141,721
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012 05/01/15	5.000%	2,000,000	2,137,880
05/01/17	5.000%	3,000,000	3,417,750
Long Island Power Authority Revenue Bonds General Series 2006D (NPFGC) 09/01/14	5.000%	1,925,000	1,994,627
Series 2010A 05/01/14	4.000%	4,015,000	4,084,500
Series 2012B 09/01/16	5.000%	6,755,000	7,462,451
Metropolitan Transportation Authority Revenue Bonds Series 2003B (NPFGC) 11/15/16	5.250%	3,870,000	3,886,409
Series 2012E 11/15/16	4.000%	1,000,000	1,097,910
11/15/17	5.000%	1,000,000	1,152,330
Subordinated Series 2012B-2 11/01/16	5.000%	8,085,000	9,113,089
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A 02/15/15	5.000%	4,500,000	4,761,765
New York State Dormitory Authority Refunding Revenue Bonds Department of Health Series 2004 (NPFGC) 07/01/14	5.000%	3,660,000	3,771,959

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Mount Sinai School of Medicine Series 2010A 07/01/15	5.000%	1,000,000	1,071,820
07/01/16	5.000%	2,645,000	2,930,105
Municipal Facilities Health-Lease NYC Series 2008-1 01/15/14	5.000%	6,300,000	6,361,173
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E 11/01/16	1.100%	2,100,000	2,101,218
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I 01/01/17	5.000%	1,000,000	1,130,390
Local Highway & Bridge Series 2012A 04/01/15	4.000%	10,000,000	10,521,900
Port Authority of New York & New Jersey Revenue Bonds Consolidated 131st Series 2003 (CIFG/TCRS) AMT(b) 12/15/16	5.000%	10,000,000	10,139,600
Suffolk County Water Authority Revenue Bonds BAN Series 2013B 01/15/15	3.000%	5,000,000	5,167,950
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B 06/01/14	5.000%	7,950,000	8,172,520
06/01/16	5.000%	20,000,000	22,203,600
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013 05/28/14	4.700%	5,200,000	5,233,176
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B 11/15/17	5.000%	3,325,000	3,871,032
United Nations Development Corp. Refunding Revenue Bonds Series 2009A 07/01/14	5.000%	2,000,000	2,062,420
Utica School District Unlimited General Obligation Refunding Bonds Series 2013 07/01/14	2.000%	1,000,000	1,009,400
07/01/15	2.000%	1,000,000	1,015,160
07/01/16	3.000%	1,000,000	1,039,730
Total			200,636,714

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.3%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2012D 01/01/16	5.000%	5,875,000	6,425,253
State of North Carolina Refunding Revenue Bonds Series 2011B 11/01/16	5.000%	17,555,000	19,849,614
Total			26,274,867
North Dakota 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT(a)(b) 07/01/38	3.500%	22,000,000	22,598,180
Ohio 1.8%
City of Cleveland Refunding Limited General Obligation Bonds Series 2012A 12/01/14	2.000%	865,000	879,627
Ohio Air Quality Development Authority(a) Refunding Revenue Bonds Ohio Power Co. Series 2010A 06/01/41	3.250%	6,150,000	6,221,402
Ohio Air Quality Development Authority(a)(b) Refunding Revenue Bonds Ohio Power Co. Galvin Series 2010A AMT 12/01/27	2.875%	3,130,000	3,163,898
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 11/01/28	5.000%	2,755,000	2,975,014
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010(a) 11/01/35	0.600%	21,500,000	21,500,000
Total			34,739,941
Oklahoma 0.3%
Cleveland County Educational Facilities Authority Revenue Bonds Moore Public Schools Project Series 2013 06/01/15	5.000%	1,500,000	1,602,495

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma County Finance Authority Revenue Bonds Midwest City - Delaware City Public Schools Series 2012 03/01/14	2.000%	1,750,000	1,759,642
03/01/15	2.000%	1,500,000	1,528,905
Tulsa County Industrial Authority Revenue Bonds Jenks Public Schools Series 2009 09/01/14	5.500%	1,280,000	1,334,874
Total			6,225,916
Oregon 0.2%
Oregon Health & Science University Revenue Bonds Series 2012A 07/01/14	4.000%	1,000,000	1,023,870
Oregon State Department of Administrative Services Certificate of Participation Series 2009A 05/01/14	5.000%	3,125,000	3,201,094
Total			4,224,964
Pennsylvania 1.8%
Bucks County Industrial Development Authority Revenue Bonds Various Waste Management, Inc. Projects Series 2002 AMT(a)(b) 12/01/22	0.875%	8,250,000	8,248,350
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM) 08/01/16	5.000%	3,440,000	3,842,067
Monroeville Finance Authority Revenue Bonds Series 2012 02/15/18	4.000%	1,250,000	1,384,000
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E 05/15/15	5.000%	4,250,000	4,540,020
Pennsylvania Housing Finance Agency(b) Revenue Bonds Series 2012-114A AMT 04/01/14	0.800%	1,000,000	1,001,700
Series 2012-114A AMT 04/01/15	1.050%	320,000	320,438
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012 07/01/15	5.000%	2,000,000	2,150,420

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission Revenue Bonds Series 2011B(a) 06/01/14	0.730%	3,000,000	3,003,600
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A 11/15/15	5.000%	2,000,000	2,171,300
11/15/16	5.000%	1,750,000	1,952,318
Southeastern Pennsylvania Transportation Authority Revenue Bonds Capital Grant Receipts Series 2011 06/01/14	3.000%	1,000,000	1,014,940
06/01/14	5.000%	430,000	441,425
State Public School Building Authority Revenue Bonds School District of Philadelphia Series 2012 04/01/14	5.000%	1,000,000	1,019,650
04/01/15	5.000%	1,500,000	1,594,185
04/01/16	5.000%	2,000,000	2,201,020
Total			34,885,433
South Carolina 1.5%
Berkeley County School District(e) Revenue Bonds Series 2013 12/01/16	4.000%	400,000	438,208
12/01/17	5.000%	500,000	574,170
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Palmetto Health Series 2013A 08/01/14	2.500%	1,000,000	1,011,310
08/01/15	3.000%	1,000,000	1,027,400
South Carolina State Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C 12/01/16	5.000%	5,065,000	5,730,896
Revenue Bonds Santee Cooper Series 2006A (NPFGC) 01/01/16	5.000%	4,295,000	4,710,971
Series 2009E 01/01/14	5.000%	1,500,000	1,512,135
01/01/15	5.000%	8,225,000	8,676,799
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A 10/01/15	4.000%	6,000,000	6,412,260
Total			30,094,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011 09/01/14	5.000%	1,470,000	1,528,550
Tennessee 0.6%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC) 01/01/15	5.250%	4,550,000	4,805,482
Series 1993 Escrowed to Maturity 01/01/14	5.750%	2,000,000	2,018,140
Memphis-Shelby County Airport Authority(b) Refunding Revenue Bonds Series 2010B AMT 07/01/15	4.000%	2,060,000	2,160,837
07/01/16	5.000%	1,000,000	1,097,490
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012 07/01/16	5.000%	1,250,000	1,391,938
Total			11,473,887
Texas 4.1%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/15	4.000%	750,000	764,753
01/01/17	5.000%	925,000	989,704
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011 02/01/16	5.000%	4,000,000	4,412,960
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT(b) 07/01/14	5.000%	5,000,000	5,160,500
City of Houston Utility System(a) Refunding Revenue Bonds Combined First Lien-SIFMA Series 2012 05/15/34	0.680%	6,000,000	6,014,340
SIFMA Index Series 2012 05/15/34	0.630%	3,500,000	3,495,940

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Limited General Obligation Refunding Bonds Series 2011A 03/01/16	5.000%	11,470,000	12,687,540
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011 02/15/15	5.000%	1,250,000	1,325,313
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee) 02/15/16	5.000%	5,130,000	5,669,009
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D 11/01/16	5.000%	1,000,000	1,121,340
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee)(a) 06/01/30	2.500%	7,500,000	7,727,775
Lower Colorado River Authority Refunding Revenue Bonds Series 2010 05/15/14	5.000%	2,190,000	2,246,590
Series 2010 Escrowed to Maturity 05/15/14	5.000%	5,000	5,130
05/15/14	5.000%	5,000	5,130
05/15/15	5.000%	10,000	10,721
05/15/15	5.000%	5,000	5,360
Revenue Bonds Series 2010 Escrowed to Maturity 05/15/14	5.000%	30,000	30,781
Unrefunded Revenue Bonds Series 2010 05/15/16	5.000%	6,320,000	7,009,386
Series 2010 05/15/15	5.000%	7,125,000	7,627,027
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/15	5.000%	2,110,000	2,270,022
10/01/16	5.000%	1,925,000	2,135,479
10/01/17	5.000%	2,865,000	3,237,135
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT(b) 08/01/15	5.000%	5,775,000	6,249,243
Total			80,201,178

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.4%
State of Utah Unlimited General Obligation Bonds Series 2009C 07/01/14	5.000%	2,500,000	2,580,575
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012 04/01/16	4.000%	4,690,000	5,041,187
Total			7,621,762
Virginia 0.4%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a) 10/01/33	2.375%	3,335,000	3,403,534
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a) 05/01/33	4.050%	3,500,000	3,553,305
Total			6,956,839
Washington 3.6%
City of Seattle Municipal Light & Power Prerefunded 08/01/14 Revenue Bonds Series 2004 (AGM) 08/01/15	5.000%	835,000	865,227
Unrefunded Revenue Bonds Series 2004 (AGM) 08/01/15	5.000%	5,165,000	5,358,068
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010 01/01/15	5.000%	2,900,000	3,056,861
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B 07/01/17	5.000%	40,220,000	46,375,671
Port of Seattle Refunding Revenue Bonds Series 2010B AMT(b) 12/01/15	5.000%	5,500,000	5,989,225
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012 12/01/17	4.000%	2,000,000	2,250,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Washington Certificate of Participation State and Local Agencies Series 2012 07/01/16	4.000%	3,500,000	3,808,980
Revenue Bonds Federal Highway Grant Series 2013 09/01/16	5.000%	2,000,000	2,241,600
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	955,000	1,021,659
Total			70,967,991
West Virginia 0.8%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L(a) 10/01/22	2.000%	8,750,000	8,831,988
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT(a)(b) 01/01/41	2.250%	3,750,000	3,808,950
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C(a) 10/01/41	0.730%	4,000,000	4,002,280
Total			16,643,218
Wisconsin —%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds Series 2013A 04/01/14	3.000%	455,000	460,073
04/01/15	4.000%	160,000	167,837
04/01/16	4.000%	185,000	199,534
Total			827,444
Wyoming 0.3%
County of Sweetwater Revenue Bonds Series 2013 06/15/15	4.000%	1,485,000	1,554,854
12/15/15	5.000%	2,000,000	2,160,840
12/15/16	5.000%	2,500,000	2,780,300
Total			6,495,994
Total Municipal Bonds (Cost: $1,720,931,946)			1,742,339,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Floating Rate Notes 2.0%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
City of Chicago Unlimited General Obligation Refunding Bonds VRDN Series 2007F (JPMorgan Chase Bank)(f)(g) 01/01/42	0.090%	1,500,000	1,500,000
Kentucky 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds Baptist Health Care System VRDN Series 2009B-1 (JPMorgan Chase Bank)(f)(g) 08/15/38	0.070%	5,200,000	5,200,000
Massachusetts 0.3%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Tufts University VRDN Series 2008N-2 (Wells Fargo Bank)(f)(g) 08/15/34	0.070%	5,700,000	5,700,000
New York 0.8%
New York City Water & Sewer System Revenue Bonds VRDN Series 2010 (U.S. Bank)(f)(g) 06/15/43	0.070%	10,000,000	10,000,000
Syracuse Industrial Development Agency Revenue Bonds Syracuse University VRDN Series 2008A-2 (JP Morgan Chase Bank)(f)(g) 12/01/37	0.060%	6,000,000	6,000,000
Total			16,000,000
North Carolina 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds Carolinas HealthCare System Group VRDN Series 2007H (Wells Fargo Bank)(f)(g) 01/15/45	0.050%	9,515,000	9,515,000
Total Floating Rate Notes (Cost: $37,915,000)			37,915,000
Municipal Short Term 8.1%
California 1.5%
California Municipal Finance Authority Refunding Revenue Bonds Republic Services Series 2010(f) 09/01/21	0.600%	10,000,000	10,000,000

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012 10/01/15	0.950%	4,600,000	4,953,878
Los Angeles County Schools Revenue Notes Pooled Series 2013C-3 12/31/13	0.270%	1,000,000	1,002,880
Series 2013C-4 01/31/14	0.500%	9,000,000	9,033,480
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012 11/01/15	0.910%	1,700,000	1,753,550
Sulphur Springs Union School District Unlimited General Obligation Notes BAN Series 2013 01/01/15	0.470%	2,750,000	2,831,180
Total			29,574,968
Massachusetts 0.3%
City of Lawrence Limited General Obligation Notes State Qualified BAN Series 2013 03/01/14	0.420%	6,000,000	6,011,580
Michigan 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C 08/20/14	3.610%	2,800,000	2,816,268
New Jersey 1.7%
City of Newark NJ Unlimited General Obligation Notes BAN Series 2012-D 12/11/13	0.970%	3,000,000	3,003,468
City of Newark Unlimited General Obligation Notes General Improvement BAN Series 2013B 06/26/14	0.870%	5,000,000	5,020,500
TAN Series 2013A 02/20/14	1.380%	5,000,000	5,001,700
Hudson County Improvement Authority Revenue Bonds County Guaranteed Pooled Notes Series 2013Q-1 07/25/14	0.590%	20,000,000	20,205,800
Total			33,231,468

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 4.3%
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes RAN Series 2013 07/25/14	0.720%	4,125,000	4,133,456
City of Geneva General Obligation Limited Notes BAN Series 2013 02/06/14	0.460%	13,165,000	13,201,336
County of Rockland General Obligation Limited Notes BAN Series 2013C 04/09/14	1.520%	6,000,000	6,019,080
BAN Series 2013D 04/09/14	2.320%	1,000,000	1,000,750
Limited General Obligation Notes BAN Series 2013A 04/09/14	1.900%	195,000	195,066
BAN Series 2013B 06/05/14	9.330%	2,350,000	2,356,533
TAN Series 2013 03/14/14	1.520%	7,500,000	7,519,650
County of Suffolk Limited General Obligation Notes RAN Series 2013 03/27/14	0.220%	2,300,000	2,316,698
Town of Oyster Bay General Obligation Limited Notes BAN Series 2013B 08/08/14	0.770%	15,000,000	15,486,600
Limited General Obligation Notes BAN Series 2013A 03/07/14	0.480%	10,000,000	10,035,900
Town of Poughkeepsie Limited General Obligation Notes BAN Series 2013A 03/14/14	0.770%	9,047,978	9,088,965

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Village of East Rochester General Obligation Limited Notes BAN Series 2013 10/10/14	0.770%	5,200,000	5,223,608
Village of Johnson City General Obligation Limited Notes BAN Series 2013C 10/10/14	0.820%	4,520,075	4,538,427
Limited General Obligation Notes Sewer System BAN Series 2013A 06/06/14	1.170%	4,000,000	4,001,880
Total			85,117,949
Virginia 0.2%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A 01/01/14	2.650%	3,250,000	3,251,787
Total Municipal Short Term (Cost: $159,947,565)			160,004,020
Money Market Funds 1.4%
		Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(h)		28,327,731	28,327,731
Total Money Market Funds (Cost: $28,327,731)			28,327,731
Total Investments (Cost: $1,947,122,242)			1,968,585,809
Other Assets & Liabilities, Net			2,396,425
Net Assets			1,970,982,234
Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  Zero coupon bond.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $2,038,910 or 0.10% of net assets.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2013.

(g)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h)  The rate shown is the seven-day current annualized yield at October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,742,339,058	—	1,742,339,058
Total Bonds	—	1,742,339,058	—	1,742,339,058
Short-Term Securities
Floating Rate Notes	—	37,915,000	—	37,915,000
Municipal Short Term	—	160,004,020	—	160,004,020
Total Short-Term Securities	—	197,919,020	—	197,919,020
Mutual Funds
Money Market Funds	28,327,731	—	—	28,327,731
Total Mutual Funds	28,327,731	—	—	28,327,731
Total	28,327,731	1,940,258,078	—	1,968,585,809

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $1,947,122,242)	$1,968,585,809
Receivable for:
Investments sold	943,788
Capital shares sold	1,978,638
Interest	23,318,601
Expense reimbursement due from Investment Manager	8,382
Prepaid expenses	43,983
Other assets	28,852
Total assets	1,994,908,053
Liabilities
Payable for:
Investments purchased	5,831,083
Investments purchased on a delayed delivery basis	13,743,308
Capital shares purchased	1,864,584
Dividend distributions to shareholders	1,933,901
Investment management fees	19,248
Distribution and/or service fees	1,964
Transfer agent fees	368,461
Administration fees	3,436
Compensation of board members	119,090
Other expenses	40,744
Total liabilities	23,925,819
Net assets applicable to outstanding capital stock	$1,970,982,234
Represented by
Paid-in capital	$1,953,551,284
Undistributed net investment income	2,260,574
Accumulated net realized loss	(6,293,191)
Unrealized appreciation (depreciation) on:
Investments	21,463,567
Total — representing net assets applicable to outstanding capital stock	$1,970,982,234

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$180,100,595
Shares outstanding	17,171,232
Net asset value per share	$10.49
Maximum offering price per share(a)	$10.60
Class B
Net assets	$128,119
Shares outstanding	12,217
Net asset value per share	$10.49
Class C
Net assets	$26,382,163
Shares outstanding	2,514,998
Net asset value per share	$10.49
Class R4
Net assets	$115,415
Shares outstanding	11,008
Net asset value per share	$10.48
Class R5
Net assets	$17,664,510
Shares outstanding	1,684,520
Net asset value per share	$10.49
Class Z
Net assets	$1,746,591,432
Shares outstanding	166,510,301
Net asset value per share	$10.49

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$1,105
Interest	16,624,159
Total income	16,625,264
Expenses:
Investment management fees	3,521,959
Distribution and/or service fees
Class A	225,717
Class B	742
Class C	136,654
Transfer agent fees
Class A	178,997
Class B	147
Class C	27,091
Class R4	1,267
Class R5	88
Class Z	1,736,148
Administration fees	628,844
Compensation of board members	31,766
Custodian fees	7,421
Printing and postage fees	18,786
Registration fees	83,269
Professional fees	25,733
Other	39,945
Total expenses	6,664,574
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,579,865)
Expense reductions	(20)
Total net expenses	5,084,689
Net investment income	11,540,575
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	528,094
Net realized gain	528,094
Net change in unrealized appreciation (depreciation) on:
Investments	(10,376,249)
Net change in unrealized appreciation (depreciation)	(10,376,249)
Net realized and unrealized loss	(9,848,155)
Net increase in net assets resulting from operations	$1,692,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)(b)
Operations
Net investment income	$11,540,575	$27,255,536
Net realized gain	528,094	146,954
Net change in unrealized appreciation (depreciation)	(10,376,249)	(2,229,981)
Net increase in net assets resulting from operations	1,692,420	25,172,509
Distributions to shareholders
Net investment income
Class A	(864,688)	(2,100,109)
Class B	(153)	(515)
Class C	(28,502)	(94,141)
Class R4	(7,625)	(1,404)
Class R5	(63,992)	(413)
Class Z	(10,575,615)	(25,058,954)
Total distributions to shareholders	(11,540,575)	(27,255,536)
Increase (decrease) in net assets from capital stock activity	(63,935,191)	(182,740,710)
Total decrease in net assets	(73,783,346)	(184,823,737)
Net assets at beginning of period	2,044,765,580	2,229,589,317
Net assets at end of period	$1,970,982,234	$2,044,765,580
Undistributed net investment income	$2,260,574	$2,260,574

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	3,278,532	34,333,388	7,185,088	75,770,635
Distributions reinvested	52,375	548,841	121,189	1,278,372
Redemptions	(3,732,818)	(39,134,716)	(9,596,930)	(101,206,875)
Net decrease	(401,911)	(4,252,487)	(2,290,653)	(24,157,868)
Class B shares
Subscriptions	12	125	34	357
Distributions reinvested	2	21	12	128
Redemptions(c)	(3,844)	(40,316)	(7,049)	(74,443)
Net decrease	(3,830)	(40,170)	(7,003)	(73,958)
Class C shares
Subscriptions	488,591	5,125,704	618,807	6,528,590
Distributions reinvested	1,467	15,379	4,619	48,730
Redemptions	(605,855)	(6,351,320)	(1,115,754)	(11,767,697)
Net decrease	(115,797)	(1,210,237)	(492,328)	(5,190,377)
Class R4 shares
Subscriptions	4,064	42,651	203,406	2,143,894
Distributions reinvested	727	7,610	133	1,403
Redemptions	(187,834)	(1,965,728)	(9,488)	(100,000)
Net increase (decrease)	(183,043)	(1,915,467)	194,051	2,045,297
Class R5 shares
Subscriptions	1,708,428	17,920,535	49,535	522,106
Distributions reinvested	6,109	63,974	38	400
Redemptions	(79,590)	(834,514)	—	—
Net increase	1,634,947	17,149,995	49,573	522,506
Class Z shares
Subscriptions	37,111,530	389,096,369	85,292,001	899,518,380
Distributions reinvested	89,000	932,749	262,420	2,768,141
Redemptions	(44,224,943)	(463,695,943)	(100,330,775)	(1,058,172,831)
Net decrease	(7,024,413)	(73,666,825)	(14,776,354)	(155,886,310)
Total net decrease	(6,094,047)	(63,935,191)	(17,322,714)	(182,740,710)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Income from investment operations:
Net investment income	0.05		0.11		0.01		0.16		0.16		0.17		0.27
Net realized and unrealized gain (loss)	(0.05)		(0.01)		0.01		0.06		(0.08)		0.09		0.15
Total from investment operations	—		0.10		0.02		0.22		0.08		0.26		0.42
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.01)		(0.15)		(0.16)		(0.17)		(0.28)
Total distributions to shareholders	(0.05)		(0.11)		(0.01)		(0.15)		(0.16)		(0.17)		(0.28)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.49		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Total return	0.01%		0.96%		0.19%		2.12%		0.75%		2.53%		4.14%
Ratios to average net assets(c)
Total gross expenses	0.89	%(d)	0.89%		0.88	%(d)	0.90%		0.78	%(e)	0.73	%(e)	0.72	%(e)
Total net expenses(f)	0.73	%(d)(g)	0.73	%(g)	0.72	%(d)	0.73	%(g)	0.75	%(e)(g)	0.72	%(e)(g)	0.65	%(e)(g)
Net investment income	0.96	%(d)	1.05%		1.17	%(d)	1.54%		1.50%		1.57%		2.60%
Supplemental data
Net assets, end of period (in thousands)	$180,101		$185,205		$209,557		$216,298		$281,009		$485,404		$209,539
Portfolio turnover	15%		37%		2%		39%		38%		62%		94%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class B	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$10.55	$10.54		$10.47		$10.55		$10.46		$10.32
Income from investment operations:
Net investment income	0.01		0.03	0.00	(b)	0.08		0.08		0.10		0.20
Net realized and unrealized gain (loss)	(0.05)		(0.01)	0.01		0.06		(0.08)		0.08		0.14
Total from investment operations	(0.04)		0.02	0.01		0.14		—		0.18		0.34
Less distributions to shareholders:
Net investment income	(0.01)		(0.03)	(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)
Total distributions to shareholders	(0.01)		(0.03)	(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)
Proceeds from regulatory settlements	—		—	—		—		—		0.00	(b)	—
Net asset value, end of period	$10.49		$10.54	$10.55		$10.54		$10.47		$10.55		$10.46
Total return	(0.37%)		0.20%	0.12%		1.35%		0.00	%(b)	1.77%		3.37%
Ratios to average net assets(c)
Total gross expenses	1.64	%(d)	1.64%	1.63	%(d)	1.63%		1.53	%(e)	1.48	%(e)	1.47	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48%	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)	1.47	%(e)(g)	1.40	%(e)(g)
Net investment income	0.21	%(d)	0.30%	0.41	%(d)	0.79%		0.76%		0.91%		1.98%
Supplemental data
Net assets, end of period (in thousands)	$128		$169	$243		$243		$325		$331		$458
Portfolio turnover	15%		37%	2%		39%		38%		62%		94%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Income from investment operations:
Net investment income	0.01		0.03		0.00	(b)	0.08		0.08		0.09		0.20
Net realized and unrealized gain (loss)	(0.05)		(0.01)		0.01		0.06		(0.08)		0.09		0.14
Total from investment operations	(0.04)		0.02		0.01		0.14		—		0.18		0.34
Less distributions to shareholders:
Net investment income	(0.01)		(0.03)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)
Total distributions to shareholders	(0.01)		(0.03)		(0.00	)(b)	(0.07)		(0.08)		(0.09)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.49		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Total return	(0.37%)		0.20%		0.12%		1.35%		0.00	%(b)	1.76%		3.37%
Ratios to average net assets(c)
Total gross expenses	1.64	%(d)	1.64%		1.63	%(d)	1.64%		1.53	%(e)	1.48	%(e)	1.47	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48	%(g)	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)	1.47	%(e)(g)	1.40	%(e)(g)
Net investment income	0.21	%(d)	0.30%		0.42	%(d)	0.79%		0.75%		0.84%		1.92%
Supplemental data
Net assets, end of period (in thousands)	$26,382		$27,730		$32,953		$33,176		$40,603		$58,529		$32,750
Portfolio turnover	15%		37%		2%		39%		38%		62%		94%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.54		$10.54
Income from investment operations:
Net investment income	0.06		0.02
Net realized and unrealized loss	(0.06)		(0.01)
Total from investment operations	—		0.01
Less distributions to shareholders:
Net investment income	(0.06)		(0.01)
Total distributions to shareholders	(0.06)		(0.01)
Net asset value, end of period	$10.48		$10.54
Total return	0.04%		0.14%
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.66	%(c)
Total net expenses(d)	0.48	%(c)(e)	0.48	%(c)
Net investment income	1.19	%(c)	1.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$115		$2,044
Portfolio turnover	15%		37%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.54		$10.55
Income from investment operations:
Net investment income	0.07		0.07
Net realized and unrealized loss	(0.05)		(0.01)
Total from investment operations	0.02		0.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.07)
Total distributions to shareholders	(0.07)		(0.07)
Net asset value, end of period	$10.49		$10.54
Total return	0.23%		0.54%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.48	%(c)
Total net expenses(d)	0.34	%(c)	0.39	%(c)
Net investment income	1.37	%(c)	1.40	%(c)
Supplemental data
Net assets, end of period (in thousands)	$17,665		$522
Portfolio turnover	15%		37%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$10.55		$10.54		$10.47		$10.55		$10.46		$10.32
Income from investment operations:
Net investment income	0.06		0.14		0.01		0.19		0.18		0.19		0.30
Net realized and unrealized gain (loss)	(0.05)		(0.01)		0.01		0.06		(0.07)		0.10		0.15
Total from investment operations	0.01		0.13		0.02		0.25		0.11		0.29		0.45
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.01)		(0.18)		(0.19)		(0.20)		(0.31)
Total distributions to shareholders	(0.06)		(0.14)		(0.01)		(0.18)		(0.19)		(0.20)		(0.31)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.49		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Total return	0.13%		1.21%		0.21%		2.37%		1.00%		2.79%		4.41%
Ratios to average net assets(c)
Total gross expenses	0.64	%(d)	0.64%		0.63	%(d)	0.63%		0.53	%(e)	0.48	%(e)	0.47	%(e)
Total net expenses(f)	0.48	%(d)(g)	0.48	%(g)	0.47	%(d)	0.48	%(g)	0.50	%(e)(g)	0.47	%(e)(g)	0.40	%(e)(g)
Net investment income	1.21	%(d)	1.30%		1.41	%(d)	1.77%		1.75%		1.83%		2.94%
Supplemental data
Net assets, end of period (in thousands)	$1,746,591		$1,829,096		$1,986,836		$2,040,417		$1,703,560		$2,020,837		$1,044,788
Portfolio turnover	15%		37%		2%		39%		38%		62%		94%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares are not subject to sales charges and will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.36% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $3,441.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.00	*
Class Z	0.20

*Rounds to zero.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,691 for Class A and $2,815 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2013 through August 31, 2014	Prior to September 1, 2013
Class A	0.73%	0.73%
Class B	1.48	1.48
Class C	1.48	1.48
Class R4	0.48	0.48
Class R5	0.38	0.39
Class Z	0.48	0.48

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $1,947,122,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,874,000
Unrealized depreciation	(1,410,000)
Net unrealized appreciation	$21,464,000

The following capital loss carryforward, determined as of April 30, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$3,090,745
2015	1,181,270
2018	602,849
Unlimited long-term	1,632,785
Total	$6,507,649

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

For the year ended April 30, 2013, $180,341 of capital loss carryforward was utilized and $3,786,208 expired unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of April 30, 2013, the Fund has elected to treat late year ordinary losses of $33,386 as arising on May 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $268,921,512 and $346,879,557, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 85.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

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Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Short Term Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR223_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Virginia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Virginia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Virginia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Virginia Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.88% excluding sales charges for the six months ended October 31, 2013. The Fund's Class Z shares returned -2.75% for the same time period.

>  By comparison, the Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned -2.10% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/05/89
Excluding sales charges		-2.88	-1.62	4.78	3.40
Including sales charges		-6.05	-4.83	4.09	3.06
Class B	06/07/93
Excluding sales charges		-3.24	-2.36	4.00	2.62
Including sales charges		-6.12	-5.23	4.00	2.62
Class C	06/17/92
Excluding sales charges		-3.24	-2.35	4.00	2.63
Including sales charges		-4.20	-3.31	4.00	2.63
Class R4*	03/19/13	-2.68	-1.38	5.04	3.66
Class Z	09/20/89	-2.75	-1.37	5.04	3.66
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AAA rating	15.9
AA rating	49.2
A rating	19.2
BBB rating	11.7
Not rated	4.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia Virginia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	971.20	1,021.12	4.02	4.13	0.81
Class B	1,000.00	1,000.00	967.60	1,017.34	7.74	7.93	1.56
Class C	1,000.00	1,000.00	967.60	1,017.34	7.74	7.93	1.56
Class R4	1,000.00	1,000.00	973.20	1,022.38	2.79	2.85	0.56
Class Z	1,000.00	1,000.00	972.50	1,022.38	2.78	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1 10/01/21	5.000%	1,000,000	1,179,910
Revenue Bonds Series 2009B 10/01/21	5.000%	3,000,000	3,472,440
Series 2009C 10/01/23	5.000%	3,000,000	3,419,550
Series 2010A 10/01/23	5.000%	2,475,000	2,859,318
10/01/27	5.000%	1,515,000	1,653,410
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM) 07/01/24	5.000%	1,000,000	1,098,650
Total			13,683,278
Higher Education 6.2%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006 09/01/26	5.000%	1,000,000	1,015,230
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A(a) 12/01/20	5.000%	1,400,000	1,685,026
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A 03/01/22	5.000%	1,245,000	1,466,386
Series 2011B 03/01/21	5.000%	2,250,000	2,687,490
Revenue Bonds Liberty University Projects Series 2010 03/01/19	5.000%	1,000,000	1,177,110
03/01/22	5.000%	1,455,000	1,650,741
03/01/23	5.000%	2,000,000	2,236,680
Roanoke College Series 2007 04/01/23	5.000%	1,000,000	1,118,380
Washington & Lee University Project Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,632,838
Total			16,669,881

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 9.6%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/19	5.250%	905,000	1,039,447
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A 07/01/18	5.250%	1,500,000	1,561,830
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/19	5.250%	1,000,000	1,147,170
Series 1993I (NPFGC) 08/15/19	5.250%	1,000,000	1,120,380
Revenue Bonds Inova Health System Series 2009C 05/15/25	5.000%	1,000,000	1,083,960
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007 06/15/18	5.250%	1,000,000	1,105,350
06/15/20	5.250%	5,000,000	5,425,150
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B 11/01/27	5.000%	1,735,000	1,883,030
Prince William County Industrial Development Authority Refunding Revenue Bonds Novant Health Obligation Group Series 2013B 11/01/25	5.000%	1,000,000	1,102,230
Roanoke Economic Development Authority Refunding Revenue Bonds Carolina Clinic Obligation Series 2010 07/01/25	5.000%	3,500,000	3,745,140
Revenue Bonds Carilion Clinic Obligation Group Series 2012 07/01/22	5.000%	2,000,000	2,276,220
07/01/23	5.000%	1,000,000	1,121,990
Virginia Small Business Financing Authority Refunding Revenue Bonds Sentara Healthcare Series 2010 11/01/16	4.000%	1,000,000	1,091,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Wellmont Health System Project Series 2007A 09/01/22	5.125%	710,000	740,736
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007 01/01/26	5.000%	1,250,000	1,313,975
Total			25,757,938
Investor Owned 1.3%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A 05/01/23	5.000%	2,000,000	2,213,580
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a) 05/01/33	4.050%	1,300,000	1,319,799
Total			3,533,379
Local Appropriation 6.7%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010 05/01/22	5.000%	1,490,000	1,682,359
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC) 05/01/15	5.000%	1,230,000	1,311,340
Fairfax County Economic Development Authority Revenue Bonds Government Center Properties Series 2003F (AMBAC) 05/15/15	5.000%	2,000,000	2,144,240
School Board Center Administration Building Project I Series 2005A 04/01/19	5.000%	1,380,000	1,465,574
Six Public Facilities Projects Series 2010 04/01/24	4.000%	1,340,000	1,409,600
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B 08/01/21	4.500%	1,770,000	1,998,171

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM) 06/15/23	5.000%	2,000,000	2,191,540
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008 02/01/29	5.000%	1,000,000	1,043,830
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM) 02/01/15	5.000%	1,000,000	1,057,120
02/01/21	5.000%	2,075,000	2,275,403
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005 02/01/17	5.250%	1,115,000	1,274,155
Total			17,853,332
Local General Obligation 12.6%
City of Colonial Heights Unlimited General Obligation Refunding & Public Improvement Bonds Series 2012 06/01/21	4.000%	1,025,000	1,155,267
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A 01/15/19	4.000%	2,000,000	2,266,680
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A 08/01/20	5.000%	525,000	618,797
08/01/21	5.000%	530,000	615,113
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 01/01/22	5.000%	1,205,000	1,353,420
City of Newport News Unlimited General Obligation Improvement Bonds Series 2011A 07/01/23	5.000%	1,380,000	1,585,606
Unlimited General Obligation Refunding Bonds Improvement-Water Series 2007B 07/01/20	5.250%	2,000,000	2,428,140
Series 2006B 02/01/18	5.250%	3,030,000	3,569,704

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A 07/15/21	5.000%	3,000,000	3,592,950
Series 2006A (NPFGC) 07/01/16	5.000%	660,000	738,388
City of Richmond Unlimited General Obligation Public Improvement Bonds Series 2010D 07/15/22	5.000%	575,000	680,696
07/15/24	5.000%	1,000,000	1,179,700
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B 05/01/17	5.000%	1,000,000	1,126,950
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006 08/01/17	5.000%	2,400,000	2,681,184
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A 04/01/24	4.000%	2,000,000	2,182,800
County of Fauquier Unlimited General Obligation Refunding Bonds School Series 2012 07/15/21	4.000%	1,000,000	1,127,130
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B 02/01/23	5.500%	1,030,000	1,164,353
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A 11/01/31	5.000%	4,000,000	4,263,080
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B 09/15/17	5.000%	1,145,000	1,324,971
Total			33,654,929
Other Bond Issue 0.6%
Virginia Beach Development Authority Revenue Bonds Series 2010C 08/01/23	5.000%	1,380,000	1,577,892

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 0.8%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a) 10/01/33	2.375%	2,000,000	2,041,100
Pool/Bond Bank 16.7%
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2004C 08/01/16	5.000%	7,425,000	8,330,479
Series 2009C 08/01/25	4.000%	2,560,000	2,680,064
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A 08/01/24	5.000%	1,395,000	1,602,353
Subordinated State Revolving Fund Series 2005 10/01/19	5.500%	5,180,000	6,368,603
10/01/20	5.500%	3,500,000	4,344,340
10/01/21	5.500%	6,475,000	8,083,584
Revenue Bonds Pooled Financing Series 2009B 11/01/18	4.000%	4,000,000	4,569,720
Pooled Moral Obligation Series 2009B 11/01/18	4.000%	1,000,000	1,135,120
State Revolving Fund Series 2009 10/01/17	5.000%	1,380,000	1,604,498
Subordinated State Revolving Fund Series 2008 10/01/29	5.000%	5,000,000	5,400,250
Unrefunded Revenue Bonds Senior Series 2005-VA 11/01/18	5.000%	540,000	587,104
Total			44,706,115
Refunded/Escrowed 10.5%
City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC) 04/01/18	5.000%	1,500,000	1,600,590
City of Norfolk Prerefunded 02/01/15 Revenue Bonds Series 2005A (NPFGC) 02/01/21	5.000%	5,170,000	5,471,463

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portsmouth Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity (NPFGC) 07/01/16	5.000%	340,000	380,766
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006 08/01/17	5.000%	1,600,000	1,797,712
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A 12/01/21	5.000%	1,000,000	1,193,280
County of Prince William Certificate of Participation Prince William County Facilities Series 2006A (AMBAC) 09/01/17	5.000%	800,000	901,304
09/01/21	5.000%	1,625,000	1,830,774
Fairfax County Economic Development Authority Prerefunded 01/15/15 Revenue Bonds Fairfax Public Improvement Projects Series 2005 01/15/24	5.000%	2,315,000	2,447,117
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A 01/15/23	5.250%	1,510,000	1,668,988
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC) 07/15/17	5.250%	480,000	531,470
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	1,555,000	1,643,930
Upper Occoquan Sewage Authority Prerefunded 07/01/15 Revenue Bonds Series 2005 (AGM) 07/01/21	5.000%	2,640,000	2,846,131
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A 05/01/21	5.000%	4,000,000	4,283,280
Virginia Resources Authority Prerefunded 11/01/13 Revenue Bonds Subordinated Series 2003 11/01/19	5.000%	15,000	15,000
Subordinated Series 2003-VA 11/01/19	5.000%	125,000	125,000
11/01/19	5.000%	110,000	110,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/01/15 Revenue Bonds Senior Series 2005-VA 11/01/18	5.000%	490,000	535,198
Unrefunded Revenue Bonds Subordinated Series 2003 11/01/19	5.000%	850,000	850,000
Total			28,232,003
Retirement Communities 3.2%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012 01/01/32	4.625%	2,000,000	1,721,940
Fairfax County Economic Development Authority Refunding Revenue Bonds Retirement-Greenspring Series 2006A 10/01/26	4.750%	2,000,000	2,031,900
Revenue Bonds Goodwin House, Inc. Series 2007 10/01/22	5.000%	2,500,000	2,642,400
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012-A 07/01/22	4.000%	1,320,000	1,182,337
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006 10/01/21	5.000%	1,000,000	1,021,120
Total			8,599,697
Special Non Property Tax 6.9%
Greater Richmond Convention Center Authority Refunding Revenue Bonds Series 2005 (NPFGC) 06/15/15	5.000%	2,480,000	2,645,937
06/15/18	5.000%	3,800,000	4,011,166
06/15/25	5.000%	3,000,000	3,191,190
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(b) 07/01/22	5.500%	1,000,000	772,120
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007 03/01/21	5.100%	554,000	559,291

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007 03/01/17	5.300%	1,677,000	1,777,620
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	850,000	874,624
Virgin Islands Public Finance Authority(b) Revenue Bonds Matching Fund Loan Notes Series 2012-A 10/01/32	5.000%	2,210,000	2,167,524
Senior Lien-Matching Fund Loan Note Series 2010A 10/01/25	5.000%	2,450,000	2,574,778
Total			18,574,250
Special Property Tax 4.3%
Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/23	4.000%	1,000,000	903,820
Fairfax County Economic Development Authority Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/19	5.000%	3,000,000	3,517,080
04/01/26	5.000%	4,185,000	4,600,947
Marquis Community Development Authority of York County(c)(d) Tax Allocation Bonds Series 2007C 09/01/41	0.000%	3,164,000	300,991
Marquis Community Development Authority of York County(d) Tax Allocation Bonds Series 2007B 09/01/41	5.625%	2,084,000	1,654,113
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/25	5.000%	690,000	674,779
Total			11,651,730
State Appropriated 1.9%
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B 08/01/26	4.500%	2,000,000	2,069,080
Series 2006A 08/01/15	5.000%	2,775,000	3,001,856
Total			5,070,936

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 1.2%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012 05/15/29	5.000%	3,000,000	3,301,710
Turnpike/Bridge/Toll Road 5.1%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC) 07/01/25	5.500%	4,000,000	4,499,200
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/23	5.000%	1,025,000	1,098,974
07/15/25	4.000%	2,100,000	2,051,196
07/15/26	4.000%	1,400,000	1,338,820
07/15/27	5.000%	1,000,000	1,022,550
Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(c) 10/01/23	0.000%	5,000,000	3,263,900
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/17	5.250%	360,000	384,718
Total			13,659,358
Water & Sewer 6.1%
City of Newport News Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,035,000	1,168,453
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,195,010
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,098,150
County of Spotsylvania Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,030,000	1,165,764

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/19	5.250%	1,835,000	2,212,973
Hampton Roads Sanitation District Revenue Bonds Series 2008 04/01/22	5.000%	1,000,000	1,142,770
04/01/24	5.000%	3,000,000	3,402,270
Series 2011 11/01/24	5.000%	1,750,000	1,989,890
11/01/25	5.000%	1,380,000	1,558,517
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,295,000	1,503,612
Total			16,437,409
Total Municipal Bonds (Cost: $251,790,468)			265,004,937

Money Market Funds 0.4%

	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(e)	1,135,352	1,135,352
Total Money Market Funds (Cost: $1,135,352)		1,135,352
Total Investments (Cost: $252,925,820)		266,140,289
Other Assets & Liabilities, Net		2,140,049
Net Assets		268,280,338

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $6,389,046 or 2.38% of net assets.

(c)  Zero coupon bond.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $1,955,104, representing 0.73% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007C 09/01/41 0.000%	11/30/07	820,754
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007B 09/01/41 5.625%	11/30/07	2,084,000

(e)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
11

Columbia Virginia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	265,004,937	—	265,004,937
Total Bonds	—	265,004,937	—	265,004,937
Mutual Funds
Money Market Funds	1,135,352	—	—	1,135,352
Total Mutual Funds	1,135,352	—	—	1,135,352
Total	1,135,352	265,004,937	—	266,140,289

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
12

Columbia Virginia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $252,925,820)	$266,140,289
Receivable for:
Capital shares sold	194,660
Interest	3,065,529
Expense reimbursement due from Investment Manager	1,083
Prepaid expenses	15,818
Other assets	2,185
Total assets	269,419,564
Liabilities
Payable for:
Capital shares purchased	186,089
Dividend distributions to shareholders	758,320
Investment management fees	3,028
Distribution and/or service fees	460
Transfer agent fees	54,654
Administration fees	526
Compensation of board members	106,783
Other expenses	29,366
Total liabilities	1,139,226
Net assets applicable to outstanding capital stock	$268,280,338
Represented by
Paid-in capital	$254,066,445
Undistributed net investment income	847,143
Accumulated net realized gain	152,281
Unrealized appreciation (depreciation) on:
Investments	13,214,469
Total — representing net assets applicable to outstanding capital stock	$268,280,338
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Virginia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$49,423,226
Shares outstanding	4,472,783
Net asset value per share	$11.05
Maximum offering price per share(a)	$11.42
Class B
Net assets	$19,792
Shares outstanding	1,790
Net asset value per share(b)	$11.05
Class C
Net assets	$4,454,703
Shares outstanding	403,003
Net asset value per share	$11.05
Class R4
Net assets	$2,420
Shares outstanding	219
Net asset value per share(b)	$11.04
Class Z
Net assets	$214,380,197
Shares outstanding	19,404,142
Net asset value per share	$11.05

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Virginia Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$158
Interest	5,681,573
Total income	5,681,731
Expenses:
Investment management fees	629,299
Distribution and/or service fees
Class A	64,141
Class B	141
Class C	24,490
Transfer agent fees
Class A	50,144
Class B	27
Class C	4,785
Class R4	2
Class Z	252,472
Administration fees	108,562
Compensation of board members	15,748
Custodian fees	1,719
Printing and postage fees	13,181
Registration fees	2,799
Professional fees	16,899
Other	13,577
Total expenses	1,197,986
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(228,175)
Expense reductions	(20)
Total net expenses	969,791
Net investment income	4,711,940
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,347,617)
Net realized loss	(1,347,617)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,334,765)
Net change in unrealized appreciation (depreciation)	(13,334,765)
Net realized and unrealized loss	(14,682,382)
Net decrease in net assets from operations	$(9,970,442)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$4,711,940	$10,277,615
Net realized gain (loss)	(1,347,617)	2,271,676
Net change in unrealized appreciation (depreciation)	(13,334,765)	231,117
Net increase (decrease) in net assets resulting from operations	(9,970,442)	12,780,408
Distributions to shareholders
Net investment income
Class A	(721,084)	(1,458,897)
Class B	(288)	(2,282)
Class C	(50,415)	(100,032)
Class R4	(37)	(8)
Class Z	(3,944,308)	(8,716,396)
Net realized gains
Class A	—	(81,116)
Class B	—	(174)
Class C	—	(7,808)
Class Z	—	(446,678)
Total distributions to shareholders	(4,716,132)	(10,813,391)
Increase (decrease) in net assets from capital stock activity	(58,813,131)	(27,903,080)
Total decrease in net assets	(73,499,705)	(25,936,063)
Net assets at beginning of period	341,780,043	367,716,106
Net assets at end of period	$268,280,338	$341,780,043
Undistributed net investment income	$847,143	$851,335

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	247,975	2,765,358	536,097	6,175,085
Distributions reinvested	29,845	329,490	54,993	634,599
Redemptions	(572,490)	(6,335,884)	(531,974)	(6,125,809)
Net increase (decrease)	(294,670)	(3,241,036)	59,116	683,875
Class B shares
Subscriptions	2	33	119	1,376
Distributions reinvested	22	238	89	1,027
Redemptions(b)	(2,338)	(26,095)	(10,159)	(116,758)
Net decrease	(2,314)	(25,824)	(9,951)	(114,355)
Class C shares
Subscriptions	16,077	180,249	117,832	1,361,039
Distributions reinvested	3,188	35,214	6,125	70,724
Redemptions	(101,555)	(1,127,387)	(47,576)	(549,358)
Net increase (decrease)	(82,290)	(911,924)	76,381	882,405
Class R4 shares
Subscriptions	—	—	218	2,500
Distributions reinvested	—	—	1	6
Net increase	—	—	219	2,506
Class Z shares
Subscriptions	1,005,226	11,233,600	2,244,008	25,865,539
Distributions reinvested	23,558	260,254	46,836	540,498
Redemptions	(5,994,021)	(66,128,201)	(4,839,666)	(55,763,548)
Net decrease	(4,965,237)	(54,634,347)	(2,548,822)	(29,357,511)
Total net decrease	(5,344,511)	(58,813,131)	(2,423,057)	(27,903,080)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.54		$11.47		$11.38		$10.86		$10.94		$10.57		$10.65
Income from investment operations:
Net investment income	0.16		0.31		0.03		0.33		0.34		0.35		0.37
Net realized and unrealized gain (loss)	(0.49)		0.09		0.09		0.52		(0.08)		0.37		(0.08)
Total from investment operations	(0.33)		0.40		0.12		0.85		0.26		0.72		0.29
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.03)		(0.33)		(0.34)		(0.35)		(0.37)
Net realized gains	—		(0.02)		—		—		—		—		—
Total distributions to shareholders	(0.16)		(0.33)		(0.03)		(0.33)		(0.34)		(0.35)		(0.37)
Net asset value, end of period	$11.05		$11.54		$11.47		$11.38		$10.86		$10.94		$10.57
Total return	(2.88%)		3.49%		1.06%		7.87%		2.40%		6.83%		2.83%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.95%		0.94	%(c)	0.98%		0.92%		0.87%		0.86%
Total net expenses(d)	0.81	%(c)(e)	0.80	%(e)	0.79	%(c)	0.79	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	2.81	%(c)	2.68%		3.04	%(c)	2.92%		3.11%		3.17%		3.54%
Supplemental data
Net assets, end of period (in thousands)	$49,423		$55,003		$54,025		$53,775		$51,196		$51,857		$47,970
Portfolio turnover	2%		11%		0%		8%		14%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.54		$11.48		$11.38		$10.86		$10.95		$10.57		$10.65
Income from investment operations:
Net investment income	0.11		0.22		0.02		0.25		0.26		0.27		0.29
Net realized and unrealized gain (loss)	(0.48)		0.08		0.10		0.51		(0.09)		0.37		(0.08)
Total from investment operations	(0.37)		0.30		0.12		0.76		0.17		0.64		0.21
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)
Net realized gains	—		(0.02)		—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)
Net asset value, end of period	$11.05		$11.54		$11.48		$11.38		$10.86		$10.95		$10.57
Total return	(3.24%)		2.62%		1.08%		7.06%		1.55%		6.14%		2.07%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.70%		1.69	%(c)	1.81%		1.67%		1.62%		1.61%
Total net expenses(d)	1.56	%(c)(e)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.03	%(c)	1.92%		2.29	%(c)	2.19%		2.34%		2.44%		2.80%
Supplemental data
Net assets, end of period (in thousands)	$20		$47		$161		$182		$392		$1,575		$2,220
Portfolio turnover	2%		11%		0%		8%		14%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.54		$11.48		$11.38		$10.86		$10.95		$10.57		$10.65
Income from investment operations:
Net investment income	0.12		0.22		0.02		0.24		0.26		0.26		0.29
Net realized and unrealized gain (loss)	(0.49)		0.08		0.10		0.52		(0.09)		0.38		(0.08)
Total from investment operations	(0.37)		0.30		0.12		0.76		0.17		0.64		0.21
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)
Net realized gains	—		(0.02)		—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)		(0.02)		(0.24)		(0.26)		(0.26)		(0.29)
Net asset value, end of period	$11.05		$11.54		$11.48		$11.38		$10.86		$10.95		$10.57
Total return	(3.24%)		2.63%		1.08%		7.06%		1.54%		6.13%		2.07%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%		1.70	%(c)	1.73%		1.67%		1.62%		1.61%
Total net expenses(d)	1.56	%(c)(e)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.06	%(c)	1.93%		2.29	%(c)	2.15%		2.35%		2.41%		2.79%
Supplemental data
Net assets, end of period (in thousands)	$4,455		$5,601		$4,694		$4,739		$3,544		$2,499		$1,898
Portfolio turnover	2%		11%		0%		8%		14%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$11.52		$11.43
Income from investment operations:
Net investment income	0.17		0.04
Net realized and unrealized gain (loss)	(0.48)		0.09
Total from investment operations	(0.31)		0.13
Less distributions to shareholders:
Net investment income	(0.17)		(0.04)
Total distributions to shareholders	(0.17)		(0.04)
Net asset value, end of period	$11.04		$11.52
Total return	(2.68%)		1.12%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.56	%(c)
Total net expenses(d)	0.56	%(c)(e)	0.52	%(c)
Net investment income	3.06	%(c)	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	2%		11%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.54		$11.47		$11.38		$10.85		$10.94		$10.57		$10.65
Income from investment operations:
Net investment income	0.17		0.34		0.03		0.35		0.37		0.37		0.40
Net realized and unrealized gain (loss)	(0.49)		0.08		0.09		0.53		(0.09)		0.37		(0.08)
Total from investment operations	(0.32)		0.42		0.12		0.88		0.28		0.74		0.32
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.03)		(0.35)		(0.37)		(0.37)		(0.40)
Net realized gains	—		(0.02)		—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.35)		(0.03)		(0.35)		(0.37)		(0.37)		(0.40)
Net asset value, end of period	$11.05		$11.54		$11.47		$11.38		$10.85		$10.94		$10.57
Total return	(2.75%)		3.75%		1.08%		8.23%		2.56%		7.10%		3.09%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70%		0.69	%(c)	0.73%		0.67%		0.62%		0.61%
Total net expenses(d)	0.56	%(c)(e)	0.55	%(e)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.05	%(c)	2.93%		3.29	%(c)	3.16%		3.36%		3.42%		3.80%
Supplemental data
Net assets, end of period (in thousands)	$214,380		$281,126		$308,836		$306,166		$264,505		$278,479		$267,576
Portfolio turnover	2%		11%		0%		8%		14%		12%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $1,229.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

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Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class R4	0.15
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,226 for Class A and $436 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,

Semiannual Report 2013
25

Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $252,926,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,566,000
Unrealized depreciation	(2,352,000)
Net unrealized appreciation	$13,214,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $5,187,465 and $58,965,083, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 83.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease

Semiannual Report 2013
26

Columbia Virginia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
27

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Semiannual Report 2013
28

Columbia Virginia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Virginia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR239_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia North Carolina Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia North Carolina Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia North Carolina Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.47% excluding sales charges for the six-month period that ended October 31, 2013. Class Z shares of the Fund returned -2.35% for the same time period.

>  By comparison, the Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned -2.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/14/92
Excluding sales charges		-2.47	-1.30	5.00	3.26
Including sales charges		-5.66	-4.53	4.31	2.92
Class B	06/07/93
Excluding sales charges		-2.84	-2.13	4.19	2.48
Including sales charges		-5.72	-5.01	4.19	2.48
Class C	12/16/92
Excluding sales charges		-2.84	-2.04	4.22	2.49
Including sales charges		-3.80	-3.00	4.22	2.49
Class R4*	03/19/13	-2.35	-1.15	5.26	3.51
Class Z	12/11/92	-2.35	-1.15	5.26	3.51
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AAA rating	16.5
AA rating	43.5
A rating	29.2
BBB rating	9.1
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia North Carolina Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.30	1,021.12	4.03	4.13	0.81
Class B	1,000.00	1,000.00	971.60	1,017.34	7.75	7.93	1.56
Class C	1,000.00	1,000.00	971.60	1,017.34	7.75	7.93	1.56
Class R4	1,000.00	1,000.00	976.50	1,022.38	2.79	2.85	0.56
Class Z	1,000.00	1,000.00	976.50	1,022.38	2.79	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.9%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A 05/01/23	5.000%	3,000,000	3,398,070
Higher Education 5.6%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC) 07/15/21	5.000%	790,000	841,761
North Carolina Capital Facilities Finance Agency Revenue Bonds Meredith College Series 2008 06/01/31	6.000%	1,000,000	1,051,740
Wake Forest University Series 2009 01/01/26	5.000%	1,000,000	1,139,020
University of North Carolina System Revenue Bonds Asheville/Wilmington Series 2010C 10/01/16	5.000%	3,000,000	3,372,690
General Trust Indenture Series 2009B 10/01/17	4.250%	1,000,000	1,119,100
Series 2008A 10/01/22	5.000%	2,000,000	2,257,700
Total			9,782,011
Hospital 12.2%
Albemarle Hospital Authority Refunding Revenue Bonds Series 2007 10/01/21	5.250%	2,000,000	2,004,820
10/01/27	5.250%	1,000,000	940,630
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas Health Care System Group Series 2007A (AGM) 01/15/20	5.000%	1,550,000	1,724,871
Series 2008A 01/15/24	5.250%	2,000,000	2,217,880
Series 2009A 01/15/21	5.000%	1,000,000	1,118,610
North Carolina Medical Care Commission Refunding Revenue Bonds North Carolina Baptist Hospital Series 2010 06/01/17	5.000%	1,500,000	1,700,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Novant Health Obligation Group Series 2013 11/01/24	5.000%	530,000	590,483
Southeastern Regional Medical Center Series 2012 06/01/26	5.000%	1,000,000	1,060,330
Vidant Health Series 2012A 06/01/25	5.000%	1,500,000	1,608,210
Revenue Bonds Moses Cone Health System Series 2011 10/01/20	5.000%	3,215,000	3,717,537
Wilson Medical Center Series 2007 11/01/19	5.000%	3,385,000	3,685,893
Northern Hospital District of Surry County Revenue Bonds Series 2008 10/01/24	5.750%	1,000,000	1,034,750
Total			21,404,114
Joint Power Authority 9.4%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 1993B (NPFGC) 01/01/22	6.000%	1,000,000	1,218,250
Series 1993B (NPFGC/IBC) 01/01/22	6.000%	3,000,000	3,669,360
Series 2005A (AMBAC) 01/01/20	5.250%	2,000,000	2,184,420
Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,725,030
Revenue Bonds Series 2009B 01/01/26	5.000%	2,250,000	2,426,895
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2008A 01/01/17	5.250%	1,185,000	1,346,350
01/01/20	5.250%	2,000,000	2,246,620
Revenue Bonds Series 2009A 01/01/25	5.000%	1,500,000	1,636,530
Total			16,453,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 18.3%
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC) 06/01/22	5.250%	2,180,000	2,239,928
City of Wilmington Refunding Certificate of Participation Series 2006A 06/01/17	5.000%	1,005,000	1,110,304
County of Buncombe Revenue Bonds Series 2012 06/01/28	5.000%	500,000	548,570
06/01/29	5.000%	1,500,000	1,630,740
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C 06/01/22	5.000%	1,545,000	1,753,034
County of Catawba Revenue Bonds Series 2011 10/01/22	5.000%	400,000	463,244
County of Chatham Certificate of Participation Series 2006 (AMBAC) 06/01/20	5.000%	1,065,000	1,174,280
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1 12/01/21	5.000%	2,775,000	3,183,841
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC) 12/01/15	5.000%	1,350,000	1,470,258
County of Harnett Certificate of Participation Series 2009 06/01/22	5.000%	1,880,000	2,077,381
County of Henderson Certificate of Participation Series 2006A (AMBAC) 06/01/16	5.000%	1,060,000	1,172,254
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC) 06/01/20	5.000%	1,690,000	1,845,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Mecklenburg Certificate of Participation Series 2009A 02/01/23	5.000%	1,000,000	1,107,740
County of Moore Revenue Bonds Series 2010 06/01/24	5.000%	1,635,000	1,819,526
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	2,061,493
County of Randolph Refunding Revenue Bonds Series 2013C 10/01/26	5.000%	1,500,000	1,716,195
County of Sampson Certificate of Participation Series 2006 (AGM) 06/01/16	5.000%	1,000,000	1,109,790
County of Union Refunding Revenue Bonds Series 2012 12/01/24	5.000%	1,715,000	2,046,750
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012 04/01/26	5.000%	1,075,000	1,185,488
Orange County Public Facilities Co. Revenue Bonds Series 2012 10/01/24	5.000%	1,325,000	1,519,218
Watauga Public Facilities Corp. Revenue Bonds Series 2012A 06/01/28	4.000%	1,000,000	990,160
Total			32,225,894
Local General Obligation 7.2%
County of Cabarrus Unlimited General Obligation Bonds Public Improvement Series 2006 03/01/15	5.000%	1,000,000	1,062,170
03/01/16	5.000%	1,000,000	1,104,430
County of Iredell Unlimited General Obligation Bonds School Series 2006 02/01/19	5.000%	2,420,000	2,645,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A 08/01/19	5.000%	1,000,000	1,199,440
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009 12/01/17	5.000%	1,170,000	1,367,086
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010 02/01/18	4.000%	1,500,000	1,693,365
County of Wake Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	3,065,000	3,606,861
Total			12,678,727
Municipal Power 1.0%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,217,060
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	520,000	580,336
Total			1,797,396
Other Bond Issue 1.5%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010 02/01/17	4.000%	1,440,000	1,574,770
02/01/18	4.000%	1,000,000	1,109,460
Total			2,684,230
Ports 1.2%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B 02/01/25	5.000%	2,000,000	2,173,020
Refunded/Escrowed 13.6%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC) 07/15/21	5.000%	695,000	750,211

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Burke Prerefunded 04/01/16 Certificate of Participation Series 2006B (AMBAC) 04/01/18	5.000%	1,425,000	1,579,028
County of Craven Certificate of Participation Series 2007 (NPFGC) 06/01/18	5.000%	2,825,000	3,251,999
06/01/19	5.000%	1,825,000	2,100,849
County of Dare Prerefunded 06/01/15 Certificate of Participation Series 2005 (NPFGC) 06/01/20	5.000%	1,505,000	1,616,430
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A 04/01/22	5.000%	2,000,000	2,134,120
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Bonds Public Improvement Series 2009 03/01/20	5.000%	935,000	1,113,800
Revenue Bonds Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,602,264
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,000,000	1,281,740
Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	2,165,000	2,389,943
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(a) 07/01/18	5.500%	3,360,000	4,040,938
Total			23,861,322

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 1.4%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage United Methodist Series 2013A 10/01/33	5.000%	1,595,000	1,471,021
1st Mortgage-Givens Estates Series 2007 07/01/16	5.000%	1,000,000	1,073,450
Total			2,544,471
Single Family 0.5%
North Carolina Housing Finance Agency Revenue Bonds Series 2007-30-A AMT(b) 07/01/23	5.000%	810,000	837,605
Special Non Property Tax 2.5%
City of Charlotte Storm Water Revenue Bonds Series 2006 06/01/17	5.000%	1,120,000	1,243,749
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(a) 07/01/20	5.500%	1,200,000	971,832
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	500,000	514,485
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(a) 10/01/20	5.000%	1,560,000	1,743,456
Total			4,473,522
State Appropriated 1.6%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM) 05/01/24	5.000%	2,570,000	2,884,439
Water & Sewer 20.1%
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	1,000,000	1,150,050

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charlotte Revenue Bonds Series 2009B 07/01/25	5.000%	5,835,000	6,682,300
Water & Sewer System Series 2008 07/01/23	5.000%	3,000,000	3,444,870
City of Concord Refunding Revenue Bonds Series 2008B 12/01/19	5.000%	1,500,000	1,770,705
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009 05/01/17	4.000%	1,205,000	1,333,610
City of Greensboro Refunding Revenue Bonds Series 2006 06/01/17	5.250%	2,000,000	2,319,320
06/01/22	5.250%	1,200,000	1,477,644
06/01/23	5.250%	2,000,000	2,466,920
City of High Point Revenue Bonds Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,155,220
11/01/25	5.000%	1,000,000	1,151,080
City of Raleigh Revenue Bonds Series 2006A 03/01/16	5.000%	1,500,000	1,658,985
Series 2011 03/01/27	5.000%	800,000	901,512
City of Thomasville Refunding Revenue Bonds Series 2012 05/01/24 4.000% 500,000 529,445 05/01/26	4.000%	860,000	889,266
City of Winston-Salem Refunding Revenue Bonds Series 2007A 06/01/19	5.000%	3,000,000	3,409,410
Revenue Bonds Series 2009 06/01/23	5.000%	1,000,000	1,163,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Revenue Bonds Series 2008A 04/01/20	5.000%	1,915,000	2,181,376
04/01/22	5.000%	1,390,000	1,576,385
Total			35,262,008
Total Municipal Bonds (Cost: $161,024,727)			172,460,284

Money Market Funds 1.1%

Issue Description	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(c)	1,846,636	1,846,636
Total Money Market Funds (Cost: $1,846,636)		1,846,636
Total Investments (Cost: $162,871,363)		174,306,920
Other Assets & Liabilities, Net		1,545,193
Net Assets		175,852,113

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $7,851,047 or 4.46% of net assets.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

IBC  Insurance Bond Certificate

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	172,460,284	—	172,460,284
Total Bonds	—	172,460,284	—	172,460,284
Mutual Funds
Money Market Funds	1,846,636	—	—	1,846,636
Total Mutual Funds	1,846,636	—	—	1,846,636
Total	1,846,636	172,460,284	—	174,306,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $162,871,363)	$174,306,920
Receivable for:
Capital shares sold	144,420
Interest	2,377,873
Expense reimbursement due from Investment Manager	798
Prepaid expenses	13,735
Other assets	1,213
Total assets	176,844,959
Liabilities
Payable for:
Capital shares purchased	372,412
Dividend distributions to shareholders	458,917
Investment management fees	1,931
Distribution and/or service fees	390
Transfer agent fees	32,974
Administration fees	338
Compensation of board members	99,832
Other expenses	26,052
Total liabilities	992,846
Net assets applicable to outstanding capital stock	$175,852,113
Represented by
Paid-in capital	$167,436,137
Undistributed net investment income	737,031
Accumulated net realized loss	(3,756,612)
Unrealized appreciation (depreciation) on:
Investments	11,435,557
Total — representing net assets applicable to outstanding capital stock	$175,852,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 30, 2013 (Unaudited)

Class A
Net assets	$29,523,211
Shares outstanding	2,806,709
Net asset value per share	$10.52
Maximum offering price per share(a)	$10.87
Class B
Net assets	$100,053
Shares outstanding	9,510
Net asset value per share	$10.52
Class C
Net assets	$6,761,651
Shares outstanding	642,990
Net asset value per share	$10.52
Class R4
Net assets	$383,738
Shares outstanding	36,521
Net asset value per share	$10.51
Class Z
Net assets	$139,083,460
Shares outstanding	13,234,137
Net asset value per share	$10.51

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$92
Interest	3,480,447
Total income	3,480,539
Expenses:
Investment management fees	386,210
Distribution and/or service fees
Class A	40,033
Class B	644
Class C	38,967
Transfer agent fees
Class A	31,526
Class B	126
Class C	7,664
Class R4	190
Class Z	150,562
Administration fees	67,587
Compensation of board members	14,079
Custodian fees	1,341
Printing and postage fees	11,710
Registration fees	2,039
Professional fees	16,227
Other	11,742
Total expenses	780,647
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(160,309)
Total net expenses	620,338
Net investment income	2,860,201
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,079,774)
Net realized loss	(1,079,774)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,288,801)
Net change in unrealized appreciation (depreciation)	(7,288,801)
Net realized and unrealized loss	(8,368,575)
Net decrease in net assets from operations	$(5,508,374)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$2,860,201	$6,075,124
Net realized gain (loss)	(1,079,774)	684,349
Net change in unrealized appreciation (depreciation)	(7,288,801)	1,382,384
Net increase (decrease) in net assets resulting from operations	(5,508,374)	8,141,857
Distributions to shareholders
Net investment income
Class A	(447,982)	(896,426)
Class B	(1,315)	(2,812)
Class C	(79,581)	(156,689)
Class R4	(3,021)	(8)
Class Z	(2,328,302)	(5,019,201)
Total distributions to shareholders	(2,860,201)	(6,075,136)
Increase (decrease) in net assets from capital stock activity	(25,289,412)	(12,989,822)
Total decrease in net assets	(33,657,987)	(10,923,101)
Net assets at beginning of period	209,510,100	220,433,201
Net assets at end of period	$175,852,113	$209,510,100
Undistributed net investment income	$737,031	$737,031

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia North Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	130,947	1,376,256	415,472	4,535,493
Distributions reinvested	32,869	345,011	60,476	660,647
Redemptions	(542,183)	(5,657,773)	(391,487)	(4,267,494)
Net increase (decrease)	(378,367)	(3,936,506)	84,461	928,646
Class B shares
Subscriptions	17	180	30	327
Distributions reinvested	105	1,105	203	2,217
Redemptions(b)	(3,348)	(35,133)	(4,533)	(49,446)
Net decrease	(3,226)	(33,848)	(4,300)	(46,902)
Class C shares
Subscriptions	61,624	650,134	162,353	1,776,448
Distributions reinvested	6,241	65,475	10,917	119,250
Redemptions	(218,592)	(2,278,990)	(138,462)	(1,513,574)
Net increase (decrease)	(150,727)	(1,563,381)	34,808	382,124
Class R4 shares
Subscriptions	36,246	378,857	230	2,500
Distributions reinvested	286	2,985	1	6
Redemptions	(242)	(2,507)	—	—
Net increase	36,290	379,335	231	2,506
Class Z shares
Subscriptions	1,170,885	12,356,303	2,478,489	27,074,501
Distributions reinvested	27,703	290,521	50,366	549,746
Redemptions	(3,132,926)	(32,781,836)	(3,838,774)	(41,880,443)
Net decrease	(1,934,338)	(20,135,012)	(1,309,919)	(14,256,196)
Total net decrease	(2,430,368)	(25,289,412)	(1,194,719)	(12,989,822)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class A	(Unaudited)		2013	2012(a)		2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$10.94		$10.84	$10.74		$10.13	$10.17		$9.79		$10.08
Income from investment operations:
Net investment income	0.15		0.28	0.02		0.30	0.31		0.33		0.37
Net realized and unrealized gain (loss)	(0.42)		0.10	0.10		0.61	(0.04)		0.38		(0.29)
Total from investment operations	(0.27)		0.38	0.12		0.91	0.27		0.71		0.08
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)	(0.02)		(0.30)	(0.31)		(0.33)		(0.37)
Total distributions to shareholders	(0.15)		(0.28)	(0.02)		(0.30)	(0.31)		(0.33)		(0.37)
Net asset value, end of period	$10.52		$10.94	$10.84		$10.74	$10.13		$10.17		$9.79
Total return	(2.47%)		3.57%	1.15%		9.02%	2.61%		7.34%		0.87%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.97%	0.96	%(c)	1.00%	0.94%		0.91%		0.89%
Total net expenses(d)	0.81	%(c)	0.80%	0.79	%(c)	0.79%	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	2.80	%(c)	2.59%	2.65	%(c)	2.80%	2.97%		3.27%		3.79%
Supplemental data
Net assets, end of period (in thousands)	$29,523		$34,852	$33,601		$33,061	$31,731		$33,307		$23,236
Portfolio turnover	1%		10%	1%		4%	16%		15%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class B	(Unaudited)		2013	2012(a)		2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$10.94		$10.84	$10.74		$10.13	$10.17		$9.79		$10.08
Income from investment operations:
Net investment income	0.11		0.20	0.02		0.22	0.23		0.26		0.30
Net realized and unrealized gain (loss)	(0.42)		0.10	0.10		0.59	(0.04)		0.38		(0.29)
Total from investment operations	(0.31)		0.30	0.12		0.81	0.19		0.64		0.01
Less distributions to shareholders:
Net investment income	(0.11)		(0.20)	(0.02)		(0.20)	(0.23)		(0.26)		(0.30)
Total distributions to shareholders	(0.11)		(0.20)	(0.02)		(0.20)	(0.23)		(0.26)		(0.30)
Net asset value, end of period	$10.52		$10.94	$10.84		$10.74	$10.13		$10.17		$9.79
Total return	(2.84%)		2.80%	1.09%		8.07%	1.85%		6.55%		0.13%
Ratios to average net assets(b)
Total gross expenses	1.73	%(c)	1.72%	1.71	%(c)	1.82%	1.69%		1.66%		1.64%
Total net expenses(d)	1.56	%(c)	1.55%	1.54	%(c)	1.55%	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.04	%(c)	1.85%	1.90	%(c)	2.08%	2.22%		2.56%		3.04%
Supplemental data
Net assets, end of period (in thousands)	$100		$139	$185		$183	$554		$1,260		$1,920
Portfolio turnover	1%		10%	1%		4%	16%		15%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class C	(Unaudited)		2013	2012(a)		2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$10.94		$10.83	$10.74		$10.13	$10.17		$9.79		$10.08
Income from investment operations:
Net investment income	0.11		0.20	0.02		0.21	0.23		0.26		0.30
Net realized and unrealized gain (loss)	(0.42)		0.11	0.09		0.62	(0.04)		0.38		(0.29)
Total from investment operations	(0.31)		0.31	0.11		0.83	0.19		0.64		0.01
Less distributions to shareholders:
Net investment income	(0.11)		(0.20)	(0.02)		(0.22)	(0.23)		(0.26)		(0.30)
Total distributions to shareholders	(0.11)		(0.20)	(0.02)		(0.22)	(0.23)		(0.26)		(0.30)
Net asset value, end of period	$10.52		$10.94	$10.83		$10.74	$10.13		$10.17		$9.79
Total return	(2.84%)		2.89%	0.99%		8.23%	1.84%		6.55%		0.12%
Ratios to average net assets(b)
Total gross expenses	1.73	%(c)	1.72%	1.71	%(c)	1.74%	1.69%		1.66%		1.64%
Total net expenses(d)	1.56	%(c)	1.55%	1.54	%(c)	1.54%	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.04	%(c)	1.84%	1.90	%(c)	2.03%	2.22%		2.54%		3.04%
Supplemental data
Net assets, end of period (in thousands)	$6,762		$8,683	$8,222		$8,112	$5,270		$3,797		$3,672
Portfolio turnover	1%		10%	1%		4%	16%		15%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.93		$10.85
Income from investment operations:
Net investment income	0.16		0.04
Net realized and unrealized gain (loss)	(0.42)		0.08
Total from investment operations	(0.26)		0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.04)
Total distributions to shareholders	(0.16)		(0.04)
Net asset value, end of period	$10.51		$10.93
Total return	(2.35%)		1.07%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.60	%(c)
Total net expenses(d)	0.56	%(c)	0.52	%(c)
Net investment income	3.18	%(c)	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$384		$3
Portfolio turnover	1%		10%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia North Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class Z	(Unaudited)		2013	2012(a)		2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$10.93		$10.83	$10.73		$10.12	$10.17		$9.79		$10.07
Income from investment operations:
Net investment income	0.16		0.31	0.03		0.32	0.33		0.36		0.40
Net realized and unrealized gain (loss)	(0.42)		0.10	0.10		0.61	(0.05)		0.38		(0.28)
Total from investment operations	(0.26)		0.41	0.13		0.93	0.28		0.74		0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.03)		(0.32)	(0.33)		(0.36)		(0.40)
Total distributions to shareholders	(0.16)		(0.31)	(0.03)		(0.32)	(0.33)		(0.36)		(0.40)
Net asset value, end of period	$10.51		$10.93	$10.83		$10.73	$10.12		$10.17		$9.79
Total return	(2.35%)		3.83%	1.17%		9.30%	2.76%		7.61%		1.22%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.72%	0.71	%(c)	0.74%	0.69%		0.66%		0.64%
Total net expenses(d)	0.56	%(c)	0.55%	0.54	%(c)	0.54%	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.04	%(c)	2.84%	2.90	%(c)	3.05%	3.22%		3.54%		4.03%
Supplemental data
Net assets, end of period (in thousands)	$139,083		$165,833	$178,425		$178,204	$160,427		$172,795		$163,885
Portfolio turnover	1%		10%	1%		4%	16%		15%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $1,062.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013
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Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,948 for Class A and $5,044 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,

Semiannual Report 2013
23

Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $162,871,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,262,000
Unrealized depreciation	(826,000)
Net unrealized appreciation	$11,436,000

The following capital loss carryforward, determined as of April 30, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	2,649,648

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,716,288 and $23,858,636, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 72.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013
24

Columbia North Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia North Carolina Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia North Carolina Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR206_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia South Carolina Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia South Carolina Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia South Carolina Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia South Carolina Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.95% excluding sales charges for the six months ended October 31, 2013. The Fund's Class Z shares returned -2.73% for the same time period.

>  By comparison, the Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned -2.10% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/05/92
Excluding sales charges		-2.95	-1.33	5.11	3.51
Including sales charges		-6.14	-4.49	4.42	3.17
Class B	06/08/93
Excluding sales charges		-3.22	-2.06	4.33	2.75
Including sales charges		-6.09	-4.93	4.33	2.75
Class C	06/17/92
Excluding sales charges		-3.22	-2.06	4.33	2.75
Including sales charges		-4.18	-3.02	4.33	2.75
Class R4*	03/19/13	-2.74	-1.09	5.36	3.78
Class Z	01/06/92	-2.73	-1.07	5.37	3.78
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AAA rating	2.5
AA rating	40.6
A rating	48.0
BBB rating	6.5
Not rated	2.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia South Carolina Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.50	1,021.12	4.02	4.13	0.81
Class B	1,000.00	1,000.00	967.80	1,017.34	7.74	7.93	1.56
Class C	1,000.00	1,000.00	967.80	1,017.34	7.74	7.93	1.56
Class R4	1,000.00	1,000.00	972.60	1,022.38	2.78	2.85	0.56
Class Z	1,000.00	1,000.00	972.70	1,022.38	2.78	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.2%
County of Horry Revenue Bonds Series 2010A 07/01/18	5.000%	1,315,000	1,500,336
07/01/20	5.000%	1,150,000	1,320,947
Total			2,821,283
Forest Products 0.4%
County of Georgetown Revenue Bonds International Paper Co. Project Series 1997A AMT(a) 10/01/21	5.700%	500,000	500,355
Higher Education 4.4%
College of Charleston Refunding Revenue Bonds Series 2012A 04/01/24	4.000%	600,000	638,580
Florence-Darlington Commission for Technical Education Revenue Bonds Series 2005A (NPFGC) 03/01/20	5.000%	1,905,000	2,002,403
University of South Carolina Revenue Bonds Moore School of Business Project Series 2012 05/01/26	5.000%	1,500,000	1,696,410
Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,205,718
Total			5,543,111
Hospital 17.9%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM) 08/15/15	5.125%	3,000,000	3,230,820
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/27	5.000%	1,750,000	1,845,165
10/01/31	5.000%	2,000,000	2,076,440
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A 05/01/21	5.250%	2,750,000	3,032,618

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington County Health Services District, Inc. Refunding Revenue Bonds Series 2007 11/01/17	5.000%	1,230,000	1,401,991
11/01/18	5.000%	1,000,000	1,131,970
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project Series 2010 02/01/17	5.000%	1,000,000	1,115,990
Palmetto Health Series 2005A (AGM) 08/01/21	5.250%	3,000,000	3,278,700
Revenue Bonds Bon Secours Health System, Inc. Series 2013 11/01/20	5.000%	2,000,000	2,254,420
Kershaw County Medical Center Project Series 2008 09/15/25	5.500%	1,925,000	2,011,336
Spartanburg Regional Health Services District Revenue Bonds Series 2008A 04/15/19	5.000%	1,225,000	1,382,094
Total			22,761,544
Investor Owned 0.8%
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009 02/01/17	3.600%	1,000,000	1,082,610
Joint Power Authority 8.1%
City of Easley Refunding Revenue Bonds Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,070,160
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM) 01/01/17	5.000%	2,000,000	2,250,060
01/01/18	5.000%	3,050,000	3,508,872
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2009A 01/01/28	5.000%	2,000,000	2,134,100
Revenue Bonds Series 2009B 01/01/24	5.000%	1,250,000	1,419,363
Total			10,382,555

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 24.5%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2006 12/01/20	5.000%	1,000,000	1,113,710
12/01/21	5.000%	2,000,000	2,213,960
12/01/22	5.000%	3,545,000	3,914,070
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006 12/01/19	5.000%	2,000,000	2,245,540
City of North Charleston Revenue Bonds Series 2012 06/01/29	5.000%	2,280,000	2,435,655
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC) 06/01/17	5.125%	1,470,000	1,569,519
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013 12/01/27	5.000%	1,000,000	1,090,220
Fort Mill School Facilities Corp. Revenue Bonds Series 2006 12/01/17	5.000%	2,900,000	3,201,948
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Tomorrow Series 2006 12/01/27	5.000%	1,300,000	1,398,163
Revenue Bonds Building Equity Sooner Tomorrow Series 2006 (AGM) 12/01/15	5.000%	500,000	547,230
Newberry Investing in Children's Education Revenue Bonds Newberry County School District Project Series 2005 12/01/15	5.250%	1,265,000	1,369,059
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds Pickens County Project Series 2006 (AGM) 12/01/23	5.000%	5,000,000	5,512,550
12/01/24	5.000%	2,000,000	2,196,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 12/01/17	5.000%	1,000,000	1,144,620
Town of Hilton Head Island Revenue Bonds Series 2011A 06/01/23	5.000%	555,000	633,183
06/01/24	5.000%	580,000	654,716
Total			31,240,283
Local General Obligation 4.6%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM) 03/01/19	5.250%	1,115,000	1,225,998
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A 08/01/23	5.000%	2,000,000	2,333,600
Spartanburg County School District No. 7 Unlimited General Obligation Bonds Series 2001 03/01/18	5.000%	2,000,000	2,260,740
Total			5,820,338
Municipal Power 1.7%
City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM) 01/01/23	5.000%	1,560,000	1,795,420
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	315,000	351,549
Total			2,146,969
Ports 1.3%
South Carolina State Ports Authority Revenue Bonds Series 2010 07/01/16	5.000%	500,000	554,805
07/01/23	5.250%	1,000,000	1,132,110
Total			1,686,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded/Escrowed 2.2%
City of Columbia Prerefunded 02/01/15 Revenue Bonds Waterworks & Sewer System Series 2005 (AGM) 02/01/27	5.000%	1,500,000	1,589,025
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(b) 07/01/18	5.500%	1,050,000	1,262,793
Total			2,851,818
Resource Recovery 1.7%
Three Rivers Solid Waste Authority(c) Revenue Bonds Capital Appreciation-Landfill Gas Project Series 2007 10/01/24	0.000%	1,835,000	1,090,706
10/01/25	0.000%	1,835,000	1,023,159
Total			2,113,865
Retirement Communities 3.2%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Episcopal Church Series 2007 04/01/15	5.000%	525,000	546,656
04/01/16	5.000%	600,000	639,246
1st Mortgage-Lutheran Homes Series 2007 05/01/16	5.000%	1,245,000	1,274,643
05/01/21	5.375%	1,650,000	1,674,404
Total			4,134,949
Single Family 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC) 01/01/28	5.000%	685,000	741,156
Special Non Property Tax 3.9%
City of Greenville Improvement Refunding Bonds Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,495,987
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(b) 07/01/20	5.500%	1,200,000	971,832

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	400,000	411,588
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Gross Receipts Taxes Series 2012A 10/01/22	4.000%	1,000,000	1,030,000
Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A 10/01/25	5.000%	1,060,000	1,113,986
Total			5,023,393
Student Loan 1.8%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I 10/01/24	5.000%	2,135,000	2,248,134
Transportation 4.5%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	5,792,121
Water & Sewer 13.6%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012 07/15/28	5.000%	2,000,000	2,188,780
Beaufort-Jasper Water & Sewer Authority Improvement Refunding Revenue Bonds Series 2006 (AGM) 03/01/23	5.000%	1,500,000	1,697,610
03/01/25	4.750%	3,000,000	3,263,760
City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A 01/01/21	5.000%	2,500,000	2,871,650
City of Columbia Refunding Revenue Bonds Waterworks & Sewer System Series 2011A 02/01/27	5.000%	1,800,000	2,002,842
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,139,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renewable Water Resources Refunding Revenue Bonds Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,185,360
Series 2010A 01/01/20	5.000%	1,500,000	1,763,610
Series 2012 01/01/24	5.000%	1,000,000	1,160,370
Total			17,273,822
Total Municipal Bonds (Cost: $117,179,147)			124,165,221

Money Market Funds 1.6%

	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	2,005,237	2,005,237
Total Money Market Funds (Cost: $2,005,237)		2,005,237
Total Investments (Cost: $119,184,384)		126,170,458
Other Assets & Liabilities, Net		1,218,181
Net Assets		127,388,639

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $5,141,748 or 4.04% of net assets.

(c)  Zero coupon bond.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	124,165,221	—	124,165,221
Total Bonds	—	124,165,221	—	124,165,221
Mutual Funds
Money Market Funds	2,005,237	—	—	2,005,237
Total Mutual Funds	2,005,237	—	—	2,005,237
Total	2,005,237	124,165,221	—	126,170,458

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $119,184,384)	$126,170,458
Receivable for:
Capital shares sold	122,195
Interest	1,688,784
Expense reimbursement due from Investment Manager	622
Prepaid expenses	12,992
Total assets	127,995,051
Liabilities
Payable for:
Capital shares purchased	102,293
Dividend distributions to shareholders	347,659
Investment management fees	1,396
Distribution and/or service fees	535
Transfer agent fees	26,295
Administration fees	244
Compensation of board members	99,460
Other expenses	28,530
Total liabilities	606,412
Net assets applicable to outstanding capital stock	$127,388,639
Represented by
Paid-in capital	$119,344,891
Undistributed net investment income	1,101,329
Accumulated net realized loss	(43,655)
Unrealized appreciation (depreciation) on:
Investments	6,986,074
Total — representing net assets applicable to outstanding capital stock	$127,388,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$22,473,304
Shares outstanding	2,158,485
Net asset value per share	$10.41
Maximum offering price per share(a)	$10.76
Class B
Net assets	$75,326
Shares outstanding	7,230
Net asset value per share	$10.42
Class C
Net assets	$13,854,188
Shares outstanding	1,329,852
Net asset value per share	$10.42
Class R4
Net assets	$59,711
Shares outstanding	5,737
Net asset value per share	$10.41
Class Z
Net assets	$90,926,110
Shares outstanding	8,728,908
Net asset value per share	$10.42

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$78
Interest	2,714,730
Total income	2,714,808
Expenses:
Investment management fees	285,582
Distribution and/or service fees
Class A	30,075
Class B	455
Class C	73,003
Transfer agent fees
Class A	23,577
Class B	89
Class C	14,307
Class R4	21
Class Z	101,892
Administration fees	49,977
Compensation of board members	13,628
Custodian fees	1,265
Printing and postage fees	13,171
Registration fees	591
Professional fees	15,984
Other	10,919
Total expenses	634,536
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(131,186)
Total net expenses	503,350
Net investment income	2,211,458
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(99,815)
Net realized loss	(99,815)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,876,615)
Net change in unrealized appreciation (depreciation)	(6,876,615)
Net realized and unrealized loss	(6,976,430)
Net decrease in net assets from operations	$(4,764,972)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$2,211,458	$4,942,480
Net realized gain (loss)	(99,815)	812,308
Net change in unrealized appreciation (depreciation)	(6,876,615)	1,393,274
Net increase (decrease) in net assets resulting from operations	(4,764,972)	7,148,062
Distributions to shareholders
Net investment income
Class A	(360,102)	(737,871)
Class B	(1,024)	(2,718)
Class C	(164,301)	(305,366)
Class R4	(379)	(9)
Class Z	(1,685,653)	(3,896,516)
Total distributions to shareholders	(2,211,459)	(4,942,480)
Increase (decrease) in net assets from capital stock activity	(31,765,691)	(10,205,179)
Total decrease in net assets	(38,742,122)	(7,999,597)
Net assets at beginning of period	166,130,761	174,130,358
Net assets at end of period	$127,388,639	$166,130,761
Undistributed net investment income	$1,101,329	$1,101,330

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	144,869	1,513,626	786,533	8,520,729
Distributions reinvested	25,283	263,466	46,687	506,413
Redemptions	(560,163)	(5,899,906)	(585,105)	(6,335,753)
Net increase (decrease)	(390,011)	(4,122,814)	248,115	2,691,389
Class B shares
Subscriptions	—	—	1	6
Distributions reinvested	86	896	227	2,458
Redemptions(b)	(3,218)	(33,932)	(4,307)	(46,718)
Net decrease	(3,132)	(33,036)	(4,079)	(44,254)
Class C shares
Subscriptions	152,967	1,606,190	358,502	3,890,750
Distributions reinvested	9,799	102,128	16,204	175,855
Redemptions	(273,714)	(2,856,685)	(240,470)	(2,610,818)
Net increase (decrease)	(110,948)	(1,148,367)	134,236	1,455,787
Class R4 shares
Subscriptions	5,862	60,100	231	2,500
Distributions reinvested	33	339	1	6
Redemptions	(390)	(4,031)	—	—
Net increase	5,505	56,408	232	2,506
Class Z shares
Subscriptions	375,257	3,912,695	3,873,321	41,933,570
Distributions reinvested	20,837	217,311	40,129	435,394
Redemptions	(2,921,867)	(30,647,888)	(5,243,476)	(56,679,571)
Net decrease	(2,525,773)	(26,517,882)	(1,330,026)	(14,310,607)
Total net decrease	(3,024,359)	(31,765,691)	(951,522)	(10,205,179)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.89		$10.74		$10.64		$10.08		$10.17		$9.84		$10.01
Income from investment operations:
Net investment income	0.16		0.30		0.03		0.33		0.35		0.34		0.37
Net realized and unrealized gain (loss)	(0.48)		0.15		0.10		0.56		(0.09)		0.33		(0.17)
Total from investment operations	(0.32)		0.45		0.13		0.89		0.26		0.67		0.20
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.03)		(0.33)		(0.35)		(0.34)		(0.37)
Total distributions to shareholders	(0.16)		(0.30)		(0.03)		(0.33)		(0.35)		(0.34)		(0.37)
Net asset value, end of period	$10.41		$10.89		$10.74		$10.64		$10.08		$10.17		$9.84
Total return	(2.95%)		4.28%		1.18%		8.97%		2.54%		6.91%		2.09%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	0.97%		0.99	%(c)	1.04%		0.95%		0.91%		0.88%
Total net expenses(d)	0.81	%(c)	0.81	%(e)	0.79	%(c)	0.79	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	3.00	%(c)	2.81%		2.95	%(c)	3.16%		3.41%		3.39%		3.76%
Supplemental data
Net assets, end of period (in thousands)	$22,473		$27,743		$24,707		$24,748		$18,513		$24,126		$23,865
Portfolio turnover	3%		14%		0%		9%		15%		16%		21%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.89		$10.75		$10.65		$10.08		$10.18		$9.85		$10.01
Income from investment operations:
Net investment income	0.12		0.22		0.02		0.25		0.27		0.27		0.30
Net realized and unrealized gain (loss)	(0.47)		0.14		0.10		0.58		(0.09)		0.33		(0.16)
Total from investment operations	(0.35)		0.36		0.12		0.83		0.18		0.60		0.14
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.26)		(0.28)		(0.27)		(0.30)
Total distributions to shareholders	(0.12)		(0.22)		(0.02)		(0.26)		(0.28)		(0.27)		(0.30)
Net asset value, end of period	$10.42		$10.89		$10.75		$10.65		$10.08		$10.18		$9.85
Total return	(3.22%)		3.41%		1.12%		8.25%		1.70%		6.12%		1.43%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.72%		1.74	%(c)	1.84%		1.70%		1.66%		1.63%
Total net expenses(d)	1.56	%(c)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.25	%(c)	2.07%		2.20	%(c)	2.43%		2.65%		2.64%		3.03%
Supplemental data
Net assets, end of period (in thousands)	$75		$113		$155		$154		$246		$1,175		$1,978
Portfolio turnover	3%		14%		0%		9%		15%		16%		21%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.89		$10.75		$10.65		$10.08		$10.18		$9.85		$10.01
Income from investment operations:
Net investment income	0.12		0.22		0.02		0.25		0.27		0.27		0.30
Net realized and unrealized gain (loss)	(0.47)		0.14		0.10		0.58		(0.10)		0.33		(0.16)
Total from investment operations	(0.35)		0.36		0.12		0.83		0.17		0.60		0.14
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.26)		(0.27)		(0.27)		(0.30)
Total distributions to shareholders	(0.12)		(0.22)		(0.02)		(0.26)		(0.27)		(0.27)		(0.30)
Net asset value, end of period	$10.42		$10.89		$10.75		$10.65		$10.08		$10.18		$9.85
Total return	(3.22%)		3.41%		1.12%		8.27%		1.68%		6.11%		1.43%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.72%		1.73	%(c)	1.78%		1.70%		1.66%		1.63%
Total net expenses(d)	1.56	%(c)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.25	%(c)	2.06%		2.19	%(c)	2.41%		2.65%		2.63%		3.02%
Supplemental data
Net assets, end of period (in thousands)	$13,854		$15,694		$14,041		$13,093		$10,031		$9,300		$6,146
Portfolio turnover	3%		14%		0%		9%		15%		16%		21%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.88		$10.80
Income from investment operations:
Net investment income	0.17		0.04
Net realized and unrealized gain (loss)	(0.47)		0.08
Total from investment operations	(0.30)		0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.04)
Total distributions to shareholders	(0.17)		(0.04)
Net asset value, end of period	$10.41		$10.88
Total return	(2.74%)		1.09%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.58	%(c)
Total net expenses(d)	0.56	%(c)	0.53	%(c)
Net investment income	3.46	%(c)	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$60		$3
Portfolio turnover	3%		14%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia South Carolina Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.89		$10.75		$10.65		$10.08		$10.18		$9.84		$10.01
Income from investment operations:
Net investment income	0.17		0.33		0.03		0.36		0.38		0.37		0.40
Net realized and unrealized gain (loss)	(0.47)		0.14		0.10		0.57		(0.10)		0.34		(0.17)
Total from investment operations	(0.30)		0.47		0.13		0.93		0.28		0.71		0.23
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.03)		(0.36)		(0.38)		(0.37)		(0.40)
Total distributions to shareholders	(0.17)		(0.33)		(0.03)		(0.36)		(0.38)		(0.37)		(0.40)
Net asset value, end of period	$10.42		$10.89		$10.75		$10.65		$10.08		$10.18		$9.84
Total return	(2.73%)		4.45%		1.20%		9.33%		2.70%		7.28%		2.34%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.72%		0.73	%(c)	0.78%		0.70%		0.66%		0.63%
Total net expenses(d)	0.56	%(c)	0.55	%(e)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.24	%(c)	3.06%		3.20	%(c)	3.42%		3.65%		3.64%		4.03%
Supplemental data
Net assets, end of period (in thousands)	$90,926		$122,578		$135,227		$131,663		$127,101		$150,971		$172,604
Portfolio turnover	3%		14%		0%		9%		15%		16%		21%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2013
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Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $999.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

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Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class R4	0.19
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, no minimum account balance fees were charged by the Fund

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,459 for Class A and $1,062 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse

Semiannual Report 2013
22

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $119,184,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,741,000
Unrealized depreciation	(755,000)
Net unrealized appreciation	$6,986,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $4,847,733 and $36,397,887, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 68.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease

Semiannual Report 2013
23

Columbia South Carolina Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
24

Columbia South Carolina Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia South Carolina Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR231_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia California Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia California Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia California Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia California Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.62% excluding sales charges for the six-month period that ended October 31, 2013. The Fund's Class Z shares returned -2.41% for the same six months.

>  By comparison, the Barclays California 3-15 Year Blend Municipal Bond Index returned -1.50% for the six-month period.

>  The Barclays 3-15 Year Blend Municipal Bond Index returned -2.10% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/09/02
Excluding sales charges		-2.62	-0.62	5.72	3.77
Including sales charges		-5.79	-3.88	5.02	3.43
Class B	08/29/02
Excluding sales charges		-2.99	-1.36	4.94	3.00
Including sales charges		-5.86	-4.25	4.94	3.00
Class C	09/11/02
Excluding sales charges		-2.99	-1.37	4.92	2.98
Including sales charges		-3.95	-2.33	4.92	2.98
Class R4*	03/19/13	-2.51	-0.38	5.97	4.02
Class R5*	11/08/12	-2.46	-0.20	6.01	4.04
Class Z	08/19/02	-2.41	-0.28	5.99	4.03
Barclays California 3-15 Year Blend Municipal Bond Index		-1.50	0.30	6.26	4.72
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia California Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AA rating	32.1
A rating	50.8
BBB rating	14.0
Non-investment grade	1.1
Not rated	2.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2013
3

Columbia California Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	973.80	1,021.53	3.63	3.72	0.73
Class B	1,000.00	1,000.00	970.10	1,017.74	7.35	7.53	1.48
Class C	1,000.00	1,000.00	970.10	1,017.74	7.35	7.53	1.48
Class R4	1,000.00	1,000.00	974.90	1,022.79	2.39	2.45	0.48
Class R5	1,000.00	1,000.00	975.40	1,023.24	1.94	1.99	0.39
Class Z	1,000.00	1,000.00	975.90	1,022.79	2.39	2.45	0.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.2%
City of San Jose Revenue Bonds Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,062,310
County of Orange Revenue Bonds Series 2009A 07/01/25	5.250%	1,500,000	1,693,560
County of Sacramento Revenue Bonds Senior Series 2008 (AGM) 07/01/23	5.000%	1,000,000	1,123,400
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A 07/01/24	5.000%	1,000,000	1,094,690
San Francisco City & County Airports Commission Refunding Revenue Bonds 2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	2,141,418
Revenue Bonds Series 2011G 05/01/26	5.250%	2,000,000	2,242,720
Total			9,358,098
Higher Education 5.5%
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008 10/01/21	5.250%	1,500,000	1,615,995
Pitzer College Series 2005A 04/01/25	5.000%	1,270,000	1,302,004
Series 2009 04/01/19	5.000%	1,610,000	1,862,174
University Southern California Series 2009C 10/01/24	5.250%	3,000,000	3,719,040
California Municipal Finance Authority Revenue Bonds Biola University Series 2013 10/01/24	5.000%	505,000	542,774
10/01/28	5.000%	840,000	854,423
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC) 10/01/16	5.000%	1,000,000	1,125,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University Revenue Bonds Systemwide Series 2009A 11/01/22	5.250%	2,500,000	2,860,400
California Statewide Communities Development Authority Revenue Bonds Lancer Plaza Project Series 2013 11/01/23	5.125%	1,000,000	942,080
University of California Revenue Bonds Series 2009O 05/15/20	5.000%	1,000,000	1,172,130
Total			15,996,180
Hospital 6.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A 08/01/24	5.250%	2,750,000	3,055,305
California Health Facilities Financing Authority Refunding Revenue Bonds Sutter Health Series 2011D 08/15/26	5.000%	2,250,000	2,484,922
Revenue Bonds Catholic Healthcare West Series 2009A 07/01/29	6.000%	1,250,000	1,388,938
Series 2009E 07/01/25	5.625%	1,500,000	1,638,300
Children's Hospital of Orange County Series 2009A 11/01/21	6.000%	2,000,000	2,369,180
City of Hope Obligation Group Series 2012-A 11/15/21	5.000%	600,000	697,416
California Statewide Communities Development Authority Revenue Bonds Health Facility Adventist Health System West Series 2005A 03/01/17	5.000%	1,000,000	1,046,290
John Muir Health Series 2006A 08/15/17	5.000%	3,000,000	3,335,010
Kaiser Permanente Series 2009A 04/01/19	5.000%	2,000,000	2,346,380
Sutter Health Series 2011A 08/15/26	5.500%	1,000,000	1,124,450
Total			19,486,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 3.3%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004 05/01/14	5.000%	3,135,000	3,202,873
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/15	5.000%	1,000,000	1,063,800
07/01/29	5.125%	2,000,000	2,070,880
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/15	5.250%	3,000,000	3,215,910
Total			9,553,463
Joint Power Authority 4.1%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,823,650
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,400,140
Southern California Public Power Authority Refunding Revenue Bonds Sanitary Power Project Series 2005A (AGM) 01/01/18	5.000%	2,000,000	2,102,380
Series 2008A 07/01/22	5.000%	2,000,000	2,320,960
Revenue Bonds Southern Transmission Project Series 2008 07/01/27	6.000%	1,000,000	1,169,080
Total			11,816,210
Local Appropriation 9.0%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B 04/01/24	5.000%	1,495,000	1,661,020
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC) 05/01/21	4.750%	750,000	796,822

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,127,080
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC) 09/01/15	5.000%	1,095,000	1,185,436
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,197,620
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A 03/01/26	5.000%	2,500,000	2,736,150
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/26	5.250%	1,085,000	1,173,243
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM) 08/01/17	5.000%	1,570,000	1,757,678
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A 11/01/27	5.000%	2,145,000	2,222,585
11/01/28	5.000%	1,155,000	1,182,743
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A 06/01/28	5.000%	4,535,000	4,930,543
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus Series 2008A 07/15/20	5.000%	435,000	488,997
07/15/28	5.250%	2,275,000	2,469,717
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N 05/15/17	5.000%	1,000,000	1,149,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ventura County Public Financing Authority Revenue Bonds Series 2013A 11/01/29	5.000%	1,000,000	1,071,060
Total			26,150,174
Local General Obligation 12.7%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E 06/15/27	5.000%	3,380,000	3,811,896
City of Los Angeles Unlimited General Obligation Bonds Series 2011A 09/01/25	5.000%	3,000,000	3,438,510
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012 07/01/22	5.000%	2,095,000	2,298,550
Compton Unified School District(a) Unlimited General Obligation Bonds Election of 2002 — Capital Appreciation Series 2006C (AMBAC) 06/01/23	0.000%	2,025,000	1,289,257
06/01/24	0.000%	1,925,000	1,149,302
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,837,095
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC) 04/01/15	5.000%	1,000,000	1,019,570
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,516,250
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012-B 08/01/23	5.000%	700,000	828,394
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC) 07/01/20	5.000%	1,000,000	1,113,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(a) 08/01/22	0.000%	2,140,000	1,567,486
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,210,750
Rancho Santiago Community College District(a) Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) 09/01/31	0.000%	3,785,000	1,492,426
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(a) 09/01/26	0.000%	1,100,000	602,965
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(a) 09/01/15	0.000%	1,000,000	989,190
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,445,920
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 08/01/21	5.250%	2,375,000	2,808,485
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 08/01/18	5.000%	1,045,000	1,226,318
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM) 08/01/23	5.250%	3,000,000	3,453,300
Series 2012 08/01/27	5.000%	2,365,000	2,550,392
Total			36,649,126
Multi-Family 1.3%
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2012 05/15/19	5.000%	1,000,000	1,123,600
05/15/20	5.000%	750,000	840,413

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds CHF-Irvine LLC-UCI East Campus Series 2008 05/15/17	5.000%	1,500,000	1,661,130
Total			3,625,143
Municipal Power 9.1%
California State Department of Water Resources Revenue Bonds Series 2005G-11 05/01/18	5.000%	2,000,000	2,359,320
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,108,860
City of Santa Clara Refunding Revenue Bonds Series 2011A 07/01/29	5.375%	1,000,000	1,089,270
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	3,900,000	4,223,232
Colton Public Financing Authority Refunding Revenue Bonds Series 2012-A 04/01/28	5.000%	1,735,000	1,833,756
Imperial Irrigation District Refunding Revenue Bonds Systems Series 2008 11/01/21	5.250%	2,500,000	2,852,200
Series 2011D 11/01/22	5.000%	2,860,000	3,296,693
11/01/23	5.000%	1,040,000	1,180,743
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2009B 07/01/23	5.250%	2,000,000	2,350,440
Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,144,660
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	1,500,000	1,708,530
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009 01/01/22	5.000%	1,000,000	1,125,080

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/16	5.000%	2,055,000	2,070,906
Total			26,343,690
Oil & Gas 0.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009(b) 12/01/46	2.600%	2,000,000	2,035,220
Other Bond Issue 0.8%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012 11/01/27	5.000%	2,210,000	2,365,230
Ports 1.2%
Los Angeles Harbor Department Revenue Bonds Series 2009A 08/01/23	5.250%	2,000,000	2,325,180
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/29	5.000%	1,165,000	1,225,487
Total			3,550,667
Prepaid Gas 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/29	6.125%	2,000,000	2,269,740
Refunded/Escrowed 3.9%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA) 04/01/22	5.000%	1,100,000	1,221,000
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity 02/01/19	5.100%	730,000	813,351
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A 02/01/22	5.250%	1,900,000	2,018,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board Prerefunded 04/01/15 Revenue Bonds University California Institute Project Series 2005C 04/01/16	5.000%	1,000,000	1,066,910
Revenue Bonds Various University of California Projects Series 2005D Escrowed to Maturity 05/01/15	5.000%	1,000,000	1,070,710
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/30	5.875%	1,000,000	1,286,710
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity(a) 09/01/16	0.000%	2,000,000	1,954,500
San Ramon Valley Unified School District Prerefunded 08/01/14 Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM) 08/01/16	5.250%	1,800,000	1,868,544
Total			11,299,753
Retirement Communities 2.7%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/24	5.375%	2,795,000	2,996,855
Revenue Bonds Casa de Las Campanas, Inc. Series 2010 09/01/15	4.000%	1,020,000	1,072,438
Episcopal Senior Communities Series 2012B 07/01/21	5.000%	1,000,000	1,071,230
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006 07/01/26	5.000%	1,000,000	1,038,990
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012 05/15/27	5.000%	1,520,000	1,536,036
Total			7,715,549

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.6%
State of California Unlimited General Obligation Bonds Series 2004A (NPFGC) 07/01/14	5.250%	1,000,000	1,033,900
Unlimited General Obligation Refunding Bonds Series 2009A 07/01/18	5.000%	3,000,000	3,553,380
Total			4,587,280
Special Non Property Tax 1.2%
Virgin Islands Public Finance Authority(c) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	1,857,676
Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A 10/01/20	5.000%	1,490,000	1,665,224
Total			3,522,900
Special Property Tax 6.7%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/23	5.000%	1,070,000	1,104,636
County of El Dorado Refunding Special Tax Bonds Community Facilities District No. 92-1 Series 2012 09/01/26	5.000%	630,000	663,188
09/01/27	5.000%	805,000	837,997
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC) 11/01/14	5.500%	385,000	389,528
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC) 10/01/20	5.000%	1,515,000	1,603,188
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/17	5.250%	1,425,000	1,507,436
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,237,797

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC) 02/01/14	5.500%	685,000	689,911
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/22	5.000%	2,000,000	2,243,920
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/28	5.000%	1,785,000	1,883,978
09/01/29	5.000%	1,205,000	1,258,273
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B 08/01/18	5.000%	1,255,000	1,379,898
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011(a) 06/01/14	0.000%	1,005,000	999,332
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/28	5.000%	1,050,000	1,077,069
09/01/29	5.000%	1,180,000	1,195,057
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010 09/01/25	5.000%	1,250,000	1,325,813
Total			19,397,021
State Appropriated 5.0%
Bay Area Infrastructure Financing Authority Revenue Bonds State Payment Acceleration Notes Series 2006 (NPFGC) 08/01/17	5.000%	2,000,000	2,060,860
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/28	5.000%	3,000,000	3,217,860
Revenue Bonds Department General Services Series 2006A 04/01/28	5.000%	1,000,000	1,031,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Department of General Services-Butterfeld State Series 2005A 06/01/15	5.000%	1,200,000	1,287,492
Various Capital Projects Series 2011A 10/01/20	5.000%	2,000,000	2,342,720
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,319,300
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,320,760
Total			14,580,152
State General Obligation 7.2%
State of California Unlimited General Obligation Bonds Series 2010
11/01/24	5.000%	5,000,000	5,680,600
Various Purpose Series 2007 12/01/26	5.000%	2,000,000	2,202,480
Series 2009 04/01/26	5.625%	2,000,000	2,272,400
10/01/29	5.250%	1,500,000	1,602,750
Series 2011 10/01/19	5.000%	4,000,000	4,742,440
Unlimited General Obligation Refunding Bonds Series 2007 08/01/18	5.000%	3,750,000	4,243,950
Total			20,744,620
Tobacco 0.5%
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC) 06/01/14	5.000%	1,250,000	1,281,850
Transportation 0.9%
Alameda Corridor Transportation Authority Refunding Revenue Bonds Senior Lien Series 2013A 10/01/24	5.000%	1,750,000	2,006,988
Sacramento Regional Transit District Revenue Bonds Farebox Series 2012 03/01/21	5.000%	500,000	557,725
Total			2,564,713
Water & Sewer 8.0%
City of Fresno Sewer System Revenue Bonds Series 2008A 09/01/23	5.000%	1,000,000	1,142,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A 06/01/25	5.750%	2,000,000	2,354,700
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,061,970
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A 05/01/22	5.000%	2,020,000	2,227,373
Oxnard Financing Authority Revenue Bonds Project Series 2006 06/01/31	5.000%	4,315,000	4,418,690
Redwood Trunk Sewer & Headworks Series 2004A (NPFGC) 06/01/29	5.000%	2,000,000	2,003,900
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC) 08/01/22	5.000%	1,500,000	1,599,540
Sacramento Regional County Sanitation Series 2006 (NPFGC) 12/01/17	5.000%	1,000,000	1,112,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Refunding Revenue Bonds Senior Series 2009B 05/15/25	5.250%	1,500,000	1,715,460
Series 2010A 08/01/24	5.000%	2,000,000	2,292,880
Semitropic Improvement District Refunding Revenue Bonds Series 2012-A 12/01/23	5.000%	2,850,000	3,243,870
Total			23,173,253
Total Municipal Bonds (Cost: $262,480,905)			278,066,223

Money Market Funds 2.9%

	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	8,251,050	8,251,050
Total Money Market Funds (Cost: $8,251,050)		8,251,050
Total Investments (Cost: $270,731,955)		286,317,273
Other Assets & Liabilities, Net		2,862,603
Net Assets		289,179,876

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $3,522,900 or 1.22% of net assets.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAN  Bond Anticipation Note

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	278,066,223	—	278,066,223
Total Bonds	—	278,066,223	—	278,066,223
Mutual Funds
Money Market Funds	8,251,050	—	—	8,251,050
Total Mutual Funds	8,251,050	—	—	8,251,050
Total	8,251,050	278,066,223	—	286,317,273

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia California Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $270,731,955)	$286,317,273
Receivable for:
Investments sold	364,763
Capital shares sold	292,908
Interest	3,747,832
Expense reimbursement due from Investment Manager	1,684
Prepaid expenses	14,496
Total assets	290,738,956
Liabilities
Payable for:
Capital shares purchased	611,063
Dividend distributions to shareholders	796,906
Investment management fees	3,174
Distribution and/or service fees	471
Transfer agent fees	54,308
Administration fees	550
Compensation of board members	63,982
Other expenses	28,626
Total liabilities	1,559,080
Net assets applicable to outstanding capital stock	$289,179,876
Represented by
Paid-in capital	$275,628,288
Excess of distributions over net investment income	(65,425)
Accumulated net realized loss	(1,968,305)
Unrealized appreciation (depreciation) on:
Investments	15,585,318
Total — representing net assets applicable to outstanding capital stock	$289,179,876

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia California Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$29,785,413
Shares outstanding	2,908,342
Net asset value per share	$10.24
Maximum offering price per share(a)	$10.58
Class B
Net assets	$18,725
Shares outstanding	1,828
Net asset value per share	$10.24
Class C
Net assets	$9,737,733
Shares outstanding	951,431
Net asset value per share	$10.23
Class R4
Net assets	$2,427
Shares outstanding	238
Net asset value per share	$10.20
Class R5
Net assets	$2,404
Shares outstanding	236
Net asset value per share	$10.19
Class Z
Net assets	$249,633,174
Shares outstanding	24,432,958
Net asset value per share	$10.22

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

Columbia California Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$162
Interest	5,690,901
Total income	5,691,063
Expenses:
Investment management fees	597,918
Distribution and/or service fees
Class A	35,860
Class B	104
Class C	44,012
Transfer agent fees
Class A	27,868
Class B	20
Class C	8,562
Class R4	2
Class R5	1
Class Z	254,003
Administration fees	103,463
Compensation of board members	12,286
Custodian fees	1,656
Printing and postage fees	16,912
Registration fees	2,396
Professional fees	16,786
Other	12,868
Total expenses	1,134,717
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(332,362)
Expense reductions	(40)
Total net expenses	802,315
Net investment income	4,888,748
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,804,482)
Net realized loss	(1,804,482)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,501,542)
Net change in unrealized appreciation (depreciation)	(11,501,542)
Net realized and unrealized loss	(13,306,024)
Net decrease in net assets from operations	$(8,417,276)

The accompanying Notes to Financial Statements are an integral part of this statement.

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16

Columbia California Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)(b)
Operations
Net investment income	$4,888,748	$9,576,446
Net realized gain (loss)	(1,804,482)	130,925
Net change in unrealized appreciation (depreciation)	(11,501,542)	5,447,610
Net increase (decrease) in net assets resulting from operations	(8,417,276)	15,154,981
Distributions to shareholders
Net investment income
Class A	(441,044)	(739,053)
Class B	(242)	(311)
Class C	(102,391)	(136,370)
Class R4	(41)	(9)
Class R5	(41)	(39)
Class Z	(4,344,989)	(8,700,664)
Total distributions to shareholders	(4,888,748)	(9,576,446)
Increase (decrease) in net assets from capital stock activity	(16,242,101)	33,602,163
Total increase (decrease) in net assets	(29,548,125)	39,180,698
Net assets at beginning of period	318,728,001	279,547,303
Net assets at end of period	$289,179,876	$318,728,001
Excess of distributions over net investment income	$(65,425)	$(65,425)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

Columbia California Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	715,629	7,289,587	2,152,204	22,901,982
Distributions reinvested	33,392	340,357	49,555	525,977
Redemptions	(593,633)	(6,037,636)	(1,375,792)	(14,598,606)
Net increase	155,388	1,592,308	825,967	8,829,353
Class B shares
Subscriptions	698	7,059	1,581	16,726
Distributions reinvested	2	16	1	5
Redemptions(c)	(700)	(7,026)	—	—
Net increase	—	49	1,582	16,731
Class C shares
Subscriptions	317,540	3,223,801	371,838	3,939,604
Distributions reinvested	4,884	49,691	4,547	48,259
Redemptions	(121,037)	(1,238,965)	(45,191)	(481,299)
Net increase	201,387	2,034,527	331,194	3,506,564
Class R4 shares
Subscriptions	—	—	237	2,500
Distributions reinvested	—	—	1	7
Net increase	—	—	238	2,507
Class R5 shares
Subscriptions	—	—	235	2,500
Distributions reinvested	—	—	1	7
Net increase	—	—	236	2,507
Class Z shares
Subscriptions	2,932,032	30,006,049	7,435,604	78,699,497
Distributions reinvested	61,625	626,995	117,521	1,244,577
Redemptions	(4,965,304)	(50,502,029)	(5,551,453)	(58,699,573)
Net increase (decrease)	(1,971,647)	(19,868,985)	2,001,672	21,244,501
Total net increase (decrease)	(1,614,872)	(16,242,101)	3,160,889	33,602,163

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia California Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.68		$10.47		$10.37		$9.65		$9.72		$9.34		$9.50
Income from investment operations:
Net investment income	0.16		0.32		0.03		0.32		0.31		0.32		0.31
Net realized and unrealized gain (loss)	(0.44)		0.21		0.10		0.72		(0.07)		0.39		(0.16)
Total from investment operations	(0.28)		0.53		0.13		1.04		0.24		0.71		0.15
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.03)		(0.32)		(0.31)		(0.32)		(0.31)
Net realized gains	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.16)		(0.32)		(0.03)		(0.32)		(0.31)		(0.33)		(0.31)
Net asset value, end of period	$10.24		$10.68		$10.47		$10.37		$9.65		$9.72		$9.34
Total return	(2.62%)		5.12%		1.22%		10.87%		2.48%		7.65%		1.65%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.96%		1.00	%(c)	1.00%		0.94%		0.90%		0.88%
Total net expenses(d)	0.73	%(c)(e)	0.73	%(e)	0.73	%(c)	0.74	%(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)
Net investment income	3.08	%(c)	3.01%		3.11	%(c)	3.13%		3.14%		3.34%		3.33%
Supplemental data
Net assets, end of period (in thousands)	$29,785		$29,398		$20,180		$18,858		$11,613		$14,059		$18,463
Portfolio turnover	5%		8%		0%		9%		26%		25%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,			Year Ended March 31,
Class B	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.68		$10.47	$10.37		$9.64		$9.71		$9.34		$9.49
Income from investment operations:
Net investment income	0.12		0.24	0.02		0.25		0.24		0.25		0.24
Net realized and unrealized gain (loss)	(0.44)		0.21	0.10		0.71		(0.07)		0.37		(0.15)
Total from investment operations	(0.32)		0.45	0.12		0.96		0.17		0.62		0.09
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.02)		(0.23)		(0.24)		(0.24)		(0.24)
Net realized gains	—		—	—		—		—		(0.01)		—
Total distributions to shareholders	(0.12)		(0.24)	(0.02)		(0.23)		(0.24)		(0.25)		(0.24)
Net asset value, end of period	$10.24		$10.68	$10.47		$10.37		$9.64		$9.71		$9.34
Total return	(2.99%)		4.34%	1.16%		10.04%		1.72%		6.74%		1.00%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%	1.78	%(c)	1.96%		1.69%		1.65%		1.63%
Total net expenses(d)	1.48	%(c)(e)	1.48%	1.48	%(c)	1.56	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)
Net investment income	2.33	%(c)	2.26%	2.38	%(c)	2.53%		2.41%		2.58%		2.58%
Supplemental data
Net assets, end of period (in thousands)	$19		$20	$3		$3		$144		$218		$348
Portfolio turnover	5%		8%	0%		9%		26%		25%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.67		$10.47		$10.37		$9.64		$9.72		$9.35		$9.50
Income from investment operations:
Net investment income	0.12		0.24		0.02		0.24		0.24		0.25		0.24
Net realized and unrealized gain (loss)	(0.44)		0.20		0.10		0.73		(0.08)		0.37		(0.15)
Total from investment operations	(0.32)		0.44		0.12		0.97		0.16		0.62		0.09
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.02)		(0.24)		(0.24)		(0.24)		(0.24)
Net realized gains	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.12)		(0.24)		(0.02)		(0.24)		(0.24)		(0.25)		(0.24)
Net asset value, end of period	$10.23		$10.67		$10.47		$10.37		$9.64		$9.72		$9.35
Total return	(2.99%)		4.24%		1.16%		10.15%		1.61%		6.74%		1.00%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.71%		1.75	%(c)	1.73%		1.69%		1.65%		1.63%
Total net expenses(d)	1.48	%(c)(e)	1.48	%(e)	1.48	%(c)	1.49	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)
Net investment income	2.33	%(c)	2.25%		2.36	%(c)	2.38%		2.42%		2.55%		2.58%
Supplemental data
Net assets, end of period (in thousands)	$9,738		$8,004		$4,384		$4,223		$1,599		$1,875		$1,061
Portfolio turnover	5%		8%		0%		9%		26%		25%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.64		$10.54
Income from investment operations:
Net investment income	0.17		0.04
Net realized and unrealized gain (loss)	(0.44)		0.10
Total from investment operations	(0.27)		0.14
Less distributions to shareholders:
Net investment income	(0.17)		(0.04)
Total distributions to shareholders	(0.17)		(0.04)
Net asset value, end of period	$10.20		$10.64
Total return	(2.51%)		1.32%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.56	%(c)
Total net expenses(d)	0.48	%(c)	0.44	%(c)
Net investment income	3.33	%(c)	3.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	5%		8%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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22

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$10.63		$10.63
Income from investment operations:
Net investment income	0.18		0.16
Net realized and unrealized gain (loss)	(0.44)		0.01
Total from investment operations	(0.26)		0.17
Less distributions to shareholders:
Net investment income	(0.18)		(0.17)
Total distributions to shareholders	(0.18)		(0.17)
Net asset value, end of period	$10.19		$10.63
Total return	(2.46%)		1.57%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.50	%(c)
Total net expenses(d)	0.39	%(c)	0.39	%(c)
Net investment income	3.43	%(c)	3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	5%		8%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia California Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.65		$10.45		$10.35		$9.63		$9.70		$9.33		$9.48
Income from investment operations:
Net investment income	0.17		0.35		0.03		0.34		0.34		0.34		0.34
Net realized and unrealized gain (loss)	(0.43)		0.20		0.10		0.72		(0.07)		0.38		(0.15)
Total from investment operations	(0.26)		0.55		0.13		1.06		0.27		0.72		0.19
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.03)		(0.34)		(0.34)		(0.34)		(0.34)
Net realized gains	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.17)		(0.35)		(0.03)		(0.34)		(0.34)		(0.35)		(0.34)
Net asset value, end of period	$10.22		$10.65		$10.45		$10.35		$9.63		$9.70		$9.33
Total return	(2.41%)		5.29%		1.24%		11.16%		2.74%		7.82%		2.02%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.71%		0.75	%(c)	0.74%		0.69%		0.65%		0.63%
Total net expenses(d)	0.48	%(c)(e)	0.48	%(e)	0.48	%(c)	0.50	%(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)
Net investment income	3.32	%(c)	3.27%		3.35	%(c)	3.39%		3.43%		3.56%		3.58%
Supplemental data
Net assets, end of period (in thousands)	$249,633		$281,301		$254,981		$252,647		$217,024		$211,046		$187,844
Portfolio turnover	5%		8%		0%		9%		26%		25%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Semiannual Report 2013
25

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $1,200.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The

Semiannual Report 2013
26

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.20
Class C	0.19
Class R4	0.15
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares was $15,443 for Class A.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2013 through August 31, 2014	Prior to September 1, 2013
Class A	0.74%	0.73%
Class B	1.49	1.48
Class C	1.49	1.48
Class R4	0.49	0.48	*
Class R5	0.40	0.39	**
Class Z	0.49	0.48

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

**Annual rate is contractual from November 8, 2012 (the commencement of operations of Class R5 shares) through November 8, 2013.

Semiannual Report 2013
27

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $270,732,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,561,000
Unrealized depreciation	(1,976,000)
Net unrealized appreciation	$15,585,000

The following capital loss carryforward, determined as of April 30, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	10,109
Total	10,109

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $153,714 at April 30, 2013 as arising on May 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $14,843,180 and $34,922,458, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 77.5 % of the outstanding shares of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a

Semiannual Report 2013
28

Columbia California Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia California Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia California Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR122_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Georgia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Georgia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Georgia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Georgia Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.07% excluding sales charges for the six-month period that ended October 31, 2013. Class Z shares of the Fund returned -2.03% for the same time period.

>  By comparison, the Barclays 3-15 Year Blend Municipal Bond Index returned -2.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/04/92
Excluding sales charges		-2.07	-1.01	5.13	3.44
Including sales charges		-5.28	-4.24	4.44	3.11
Class B	06/07/93
Excluding sales charges		-2.43	-1.66	4.36	2.67
Including sales charges		-5.33	-4.55	4.36	2.67
Class C	06/17/92
Excluding sales charges		-2.43	-1.66	4.36	2.68
Including sales charges		-3.40	-2.63	4.36	2.68
Class R4*	03/19/13	-1.95	-0.76	5.39	3.70
Class Z	03/01/92	-2.03	-0.76	5.39	3.70
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AAA rating	8.0
AA rating	47.1
A rating	35.8
BBB rating	7.7
Not rated	1.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia Georgia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.30	1,021.12	4.04	4.13	0.81
Class B	1,000.00	1,000.00	975.70	1,017.34	7.77	7.93	1.56
Class C	1,000.00	1,000.00	975.70	1,017.34	7.77	7.93	1.56
Class R4	1,000.00	1,000.00	980.50	1,022.38	2.80	2.85	0.56
Class Z	1,000.00	1,000.00	979.70	1,022.38	2.79	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.3%
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2010C 01/01/25	5.000%	1,500,000	1,658,475
City of Atlanta Revenue Bonds Department of Aviation Series 2012B 01/01/27	5.000%	1,000,000	1,093,070
Total			2,751,545
Forest Products 1.2%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A 03/01/15	5.150%	1,000,000	1,043,100
Higher Education 13.3%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Series 2010 12/01/16	4.000%	250,000	273,220
UGAREF East Campus Housing Series 2011 12/01/25	5.000%	1,000,000	1,104,660
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008 07/01/21	5.000%	1,260,000	1,354,462
Bulloch County Development Authority Refunding Revenue Bonds Georgia Southern University Housing Foundation Series 2012 (AGM) 08/01/27	5.000%	1,000,000	1,068,460
Revenue Bonds Georgia Southern University Housing Foundation Four Series 2008 (AGM) 07/01/20	5.250%	1,000,000	1,149,280
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates — UWG Campus Center Series 2012 (AGM) 08/01/25	5.000%	1,225,000	1,344,168
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009 07/01/24	5.500%	2,500,000	2,767,075

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM) 02/01/27	5.000%	750,000	802,575
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A 08/01/23	5.000%	1,125,000	1,214,854
Total			11,078,754
Hospital 7.2%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC) 04/01/16	4.000%	1,110,000	1,191,241
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009 11/15/17	5.000%	320,000	366,102
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A 06/15/23	5.250%	2,000,000	2,281,220
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM) 07/01/23	5.000%	2,000,000	2,166,280
Total			6,004,843
Joint Power Authority 4.7%
Municipal Electric Authority of Georgia Revenue Bonds Project One Subordinated Series 2008A 01/01/21	5.250%	1,395,000	1,639,237
Subordinated Series 2008D 01/01/23	6.000%	1,000,000	1,176,260
Series 1992B (NPFGC) 01/01/16	6.375%	1,000,000	1,082,690
Total			3,898,187
Local Appropriation 8.4%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM) 12/01/17	5.000%	1,310,000	1,460,715

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012 07/01/24	5.000%	1,295,000	1,456,603
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009 11/01/17	5.000%	1,000,000	1,143,260
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM) 12/01/24	5.000%	2,650,000	2,980,932
Total			7,041,510
Local General Obligation 13.1%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM) 12/01/17	5.000%	795,000	919,545
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A 08/01/22	5.000%	2,000,000	2,273,840
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC) 09/01/19	5.250%	1,000,000	1,110,130
Douglas County School District Unlimited General Obligation Unrefunded Bonds Series 2007 04/01/21	5.000%	1,110,000	1,252,901
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010 02/01/24	5.000%	1,500,000	1,829,820
Habersham County School District Refunding Unlimited General Obligation Bonds Series 2013 04/01/27	5.000%	1,000,000	1,125,620
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM) 08/01/19	5.250%	2,000,000	2,409,240
Total			10,921,096

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 5.7%
Cobb County Development Authority Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC) 07/15/27	5.250%	2,250,000	2,268,585
Kennesaw State University-Housing Series 2004A (NPFGC) 07/15/19	5.250%	2,000,000	2,057,180
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT(a)(b) 12/01/29	6.250%	440,000	448,008
Total			4,773,773
Municipal Power 2.2%
City of Griffin Refunding Revenue Bonds Series 2012 (AGM) 01/01/22	4.000%	1,500,000	1,611,255
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(c) 10/01/24	5.000%	220,000	245,527
Total			1,856,782
Prepaid Gas 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A 09/15/19	5.250%	295,000	332,191
Refunded/Escrowed 6.0%
Douglas County School District Unlimited General Obligation Prefunded 04/01/17 Bonds Series 2007 04/01/21	5.000%	890,000	1,019,976
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008 02/01/22	5.000%	1,000,000	1,166,980
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G 12/01/20	5.000%	1,000,000	1,165,750
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC) 08/01/22	5.000%	1,500,000	1,622,070
Total			4,974,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 7.8%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.250%	2,430,000	2,877,873
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY) 07/01/18	6.250%	1,535,000	1,732,892
Third Indenture Series 2012A 07/01/30	5.000%	1,500,000	1,614,555
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	300,000	308,691
Total			6,534,011
Special Property Tax 2.0%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM) 12/01/20	5.250%	1,545,000	1,668,754
State General Obligation 2.8%
State of Georgia Unlimited General Obligation Bonds Series 2009D 05/01/23	5.000%	2,000,000	2,331,720
Transportation 4.0%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2006 (NPFGC) 06/01/16	5.000%	2,000,000	2,227,240
BAN Series 2009A 06/01/21	5.000%	1,000,000	1,142,780
Total			3,370,020
Water & Sewer 14.5%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM) 10/01/21	5.000%	1,000,000	1,147,370
10/01/22	5.000%	2,000,000	2,291,420

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM) 11/01/17	5.000%	1,000,000	1,151,700
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B 10/01/21	5.250%	2,000,000	2,368,720
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA) 09/01/16	5.000%	1,030,000	1,116,747
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/17	5.000%	1,140,000	1,298,483
07/01/22	5.000%	1,000,000	1,071,210
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM) 02/01/25	5.000%	1,495,000	1,667,448
Total			12,113,098
Total Municipal Bonds (Cost: $75,954,886)			80,694,160

Money Market Funds 2.5%

	Shares	Value
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	2,121,902	2,121,902
Total Money Market Funds (Cost: $2,121,902)		2,121,902
Total Investments (Cost: $78,076,788)		82,816,062
Other Assets & Liabilities, Net		780,809
Net Assets		83,596,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Variable rate security.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $554,218 or 0.66% of net assets.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

BNY  Bank of New York

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
8

Columbia Georgia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	80,694,160	—	80,694,160
Total Bonds	—	80,694,160	—	80,694,160
Mutual Funds
Money Market Funds	2,121,902	—	—	2,121,902
Total Mutual Funds	2,121,902	—	—	2,121,902
Total	2,121,902	80,694,160	—	82,816,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2013
9

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $78,076,788)	$82,816,062
Receivable for:
Capital shares sold	58,939
Interest	1,081,686
Expense reimbursement due from Investment Manager	495
Prepaid expenses	12,070
Other assets	715
Total assets	83,969,967
Liabilities
Payable for:
Capital shares purchased	16,269
Dividend distributions to shareholders	216,988
Investment management fees	916
Distribution and/or service fees	230
Transfer agent fees	15,853
Administration fees	160
Compensation of board members	98,026
Other expenses	24,654
Total liabilities	373,096
Net assets applicable to outstanding capital stock	$83,596,871
Represented by
Paid-in capital	$78,230,713
Undistributed net investment income	165,750
Accumulated net realized gain	461,134
Unrealized appreciation (depreciation) on:
Investments	4,739,274
Total — representing net assets applicable to outstanding capital stock	$83,596,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$17,318,700
Shares outstanding	1,600,187
Net asset value per share	$10.82
Maximum offering price per share(a)	$11.18
Class B
Net assets	$210,086
Shares outstanding	19,401
Net asset value per share	$10.83
Class C
Net assets	$3,869,109
Shares outstanding	357,370
Net asset value per share	$10.83
Class R4
Net assets	$2,437
Shares outstanding	225
Net asset value per share(b)	$10.81
Class Z
Net assets	$62,196,539
Shares outstanding	5,746,450
Net asset value per share	$10.82

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$66
Interest	1,640,166
Total income	1,640,232
Expenses:
Investment management fees	178,255
Distribution and/or service fees
Class A	21,718
Class B	1,053
Class C	21,113
Transfer agent fees
Class A	17,181
Class B	208
Class C	4,171
Class R4	2
Class Z	66,491
Administration fees	31,195
Compensation of board members	12,958
Custodian fees	983
Printing and postage fees	11,243
Registration fees	1,189
Professional fees	15,664
Other	10,170
Total expenses	393,594
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100,152)
Total net expenses	293,442
Net investment income	1,346,790
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(58,634)
Net realized loss	(58,634)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,354,017)
Net change in unrealized appreciation (depreciation)	(3,354,017)
Net realized and unrealized loss	(3,412,651)
Net decrease in net assets from operations	$(2,065,861)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013(a)
Operations
Net investment income	$1,346,790	$3,038,674
Net realized gain (loss)	(58,634)	617,336
Net change in unrealized appreciation (depreciation)	(3,354,017)	(210,967)
Net increase (decrease) in net assets resulting from operations	(2,065,861)	3,445,043
Distributions to shareholders
Net investment income
Class A	(248,819)	(576,263)
Class B	(2,239)	(5,354)
Class C	(44,836)	(86,232)
Class R4	(38)	(9)
Class Z	(1,050,910)	(2,370,817)
Net realized gains
Class A	—	(16,344)
Class B	—	(190)
Class C	—	(3,430)
Class Z	—	(62,446)
Total distributions to shareholders	(1,346,842)	(3,121,085)
Increase (decrease) in net assets from capital stock activity	(12,180,387)	(5,196,092)
Total decrease in net assets	(15,593,090)	(4,872,134)
Net assets at beginning of period	99,189,961	104,062,095
Net assets at end of period	$83,596,871	$99,189,961
Undistributed net investment income	$165,750	$165,802

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Georgia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six months ended October 31, 2013 (Unaudited)		Year ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	280,275	2,980,300	309,194	3,462,505
Distributions reinvested	16,403	177,141	39,862	447,356
Redemptions	(615,381)	(6,703,963)	(207,091)	(2,324,482)
Net increase (decrease)	(318,703)	(3,546,522)	141,965	1,585,379
Class B shares
Subscriptions	86	923	164	1,846
Distributions reinvested	105	1,137	284	3,188
Redemptions(b)	(50)	(544)	(14,501)	(162,758)
Net increase (decrease)	141	1,516	(14,053)	(157,724)
Class C shares
Subscriptions	41,460	459,395	127,657	1,430,778
Distributions reinvested	3,212	34,650	6,054	67,973
Redemptions	(70,666)	(758,478)	(100,765)	(1,127,857)
Net increase (decrease)	(25,994)	(264,433)	32,946	370,894
Class R4 shares
Subscriptions	—	—	224	2,500
Distributions reinvested	—	—	1	6
Net increase	—	—	225	2,506
Class Z shares
Subscriptions	119,214	1,301,393	778,048	8,731,054
Distributions reinvested	6,366	68,671	12,415	139,348
Redemptions	(901,750)	(9,741,012)	(1,415,307)	(15,867,549)
Net decrease	(776,170)	(8,370,948)	(624,844)	(6,997,147)
Total net decrease	(1,120,726)	(12,180,387)	(463,761)	(5,196,092)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six months ended October 31, 2013		Year ended April 30,			Year ended March 31,
Class A	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.21		$11.18	$11.09		$10.50		$10.58		$10.18		$10.35
Income from investment operations:
Net investment income	0.16		0.31	0.03		0.33		0.33		0.34		0.37
Net realized and unrealized gain (loss)	(0.39)		0.04	0.09		0.59		(0.08)		0.40		(0.17)
Total from investment operations	(0.23)		0.35	0.12		0.92		0.25		0.74		0.20
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.03)		(0.33)		(0.33)		(0.34)		(0.37)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.16)		(0.32)	(0.03)		(0.33)		(0.33)		(0.34)		(0.37)
Net asset value, end of period	$10.82		$11.21	$11.18		$11.09		$10.50		$10.58		$10.18
Total return	(2.07%)		3.16%	1.05%		8.85%		2.35%		7.31%		2.04%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.03%	1.02	%(c)	1.04%		0.99%		0.95%		0.92%
Total net expenses(d)	0.81	%(c)	0.81%	0.80	%(c)	0.80	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	2.86	%(c)	2.77%	2.92	%(c)	2.99%		3.09%		3.20%		3.67%
Supplemental data
Net assets, end of period (in thousands)	$17,319		$21,517	$19,861		$19,563		$19,641		$19,433		$14,801
Portfolio turnover	3%		16%	0%		11%		11%		22%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended October 31, 2013		Year ended April 30,			Year ended March 31,
Class B	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.22		$11.18	$11.10		$10.50		$10.58		$10.19		$10.35
Income from investment operations:
Net investment income	0.12		0.23	0.02		0.24		0.25		0.26		0.30
Net realized and unrealized gain (loss)	(0.39)		0.05	0.08		0.60		(0.08)		0.39		(0.16)
Total from investment operations	(0.27)		0.28	0.10		0.84		0.17		0.65		0.14
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.02)		(0.24)		(0.25)		(0.26)		(0.30)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)	(0.02)		(0.24)		(0.25)		(0.26)		(0.30)
Net asset value, end of period	$10.83		$11.22	$11.18		$11.10		$10.50		$10.58		$10.19
Total return	(2.43%)		2.48%	0.90%		8.10%		1.59%		6.41%		1.38%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.78%	1.77	%(c)	1.81%		1.74%		1.70%		1.67%
Total net expenses(d)	1.56	%(c)	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.13	%(c)	2.04%	2.17	%(c)	2.25%		2.33%		2.47%		2.92%
Supplemental data
Net assets, end of period (in thousands)	$210		$216	$373		$369		$528		$886		$1,266
Portfolio turnover	3%		16%	0%		11%		11%		22%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended October 31, 2013		Year ended April 30,			Year ended March 31,
Class C	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.22		$11.18	$11.09		$10.50		$10.58		$10.18		$10.35
Income from investment operations:
Net investment income	0.12		0.23	0.02		0.24		0.25		0.26		0.30
Net realized and unrealized gain (loss)	(0.39)		0.04	0.09		0.59		(0.08)		0.40		(0.17)
Total from investment operations	(0.27)		0.27	0.11		0.83		0.17		0.66		0.13
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)	(0.02)		(0.24)		(0.25)		(0.26)		(0.30)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.23)	(0.02)		(0.24)		(0.25)		(0.26)		(0.30)
Net asset value, end of period	$10.83		$11.22	$11.18		$11.09		$10.50		$10.58		$10.18
Total return	(2.43%)		2.48%	0.99%		8.00%		1.59%		6.51%		1.28%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.78%	1.77	%(c)	1.78%		1.74%		1.70%		1.67%
Total net expenses(d)	1.56	%(c)	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.12	%(c)	2.02%	2.17	%(c)	2.23%		2.34%		2.42%		2.92%
Supplemental data
Net assets, end of period (in thousands)	$3,869		$4,301	$3,919		$4,066		$3,347		$3,567		$2,100
Portfolio turnover	3%		16%	0%		11%		11%		22%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six months ended October 31, 2013 (Unaudited)		Year ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$11.20		$11.12
Income from investment operations:
Net investment income	0.17		0.04
Net realized and unrealized gain (loss)	(0.39)		0.08
Total from investment operations	(0.22)		0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.04)
Total distributions to shareholders	(0.17)		(0.04)
Net asset value, end of period	$10.81		$11.20
Total return	(1.95%)		1.07%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.72	%(c)
Total net expenses(d)	0.56	%(c)	0.53	%(c)
Net investment income	3.13	%(c)	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	3%		16%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Georgia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended October 31, 2013		Year ended April 30,			Year ended March 31,
Class Z	(Unaudited)		2013	2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.22		$11.18	$11.09		$10.50		$10.58		$10.18		$10.35
Income from investment operations:
Net investment income	0.17		0.34	0.03		0.35		0.36		0.36		0.40
Net realized and unrealized gain (loss)	(0.40)		0.05	0.09		0.59		(0.08)		0.40		(0.17)
Total from investment operations	(0.23)		0.39	0.12		0.94		0.28		0.76		0.23
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)	(0.03)		(0.35)		(0.36)		(0.36)		(0.40)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.35)	(0.03)		(0.35)		(0.36)		(0.36)		(0.40)
Net asset value, end of period	$10.82		$11.22	$11.18		$11.09		$10.50		$10.58		$10.18
Total return	(2.03%)		3.51%	1.07%		9.08%		2.61%		7.58%		2.30%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.78%	0.77	%(c)	0.79%		0.74%		0.70%		0.67%
Total net expenses(d)	0.56	%(c)	0.56%	0.55	%(c)	0.55	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.12	%(c)	3.02%	3.17	%(c)	3.24%		3.34%		3.46%		3.92%
Supplemental data
Net assets, end of period (in thousands)	$62,197		$73,154	$79,910		$79,371		$85,305		$110,040		$110,408
Portfolio turnover	3%		16%	0%		11%		11%		22%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Georgia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2013
20

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $920.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Semiannual Report 2013
21

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.15
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,347 for Class A and $919 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and

Semiannual Report 2013
22

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $78,077,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,271,000
Unrealized depreciation	(532,000)
Net unrealized appreciation/depreciation	$4,739,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,686,225 and $15,667,818, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 77.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013
23

Columbia Georgia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/
ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
24

Columbia Georgia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Georgia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR152_04_C01_(12/13)

Semiannual Report

October 31, 2013

Columbia Maryland Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Maryland Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Maryland Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Maryland Intermediate Municipal Bond Fund (the Fund) Class A shares returned -2.45% excluding sales charges for the six-month period that ended October 31, 2013. Class Z shares of the Fund returned -2.32% for the same time period.

>  By comparison, the Barclays 3-15 Year Blend Municipal Bond Index returned -2.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/01/90
Excluding sales charges		-2.45	-1.33	4.87	3.02
Including sales charges		-5.58	-4.49	4.18	2.68
Class B	06/08/93
Excluding sales charges		-2.81	-2.06	4.09	2.26
Including sales charges		-5.70	-4.94	4.09	2.26
Class C	06/17/92
Excluding sales charges		-2.81	-2.06	4.09	2.25
Including sales charges		-3.77	-3.02	4.09	2.25
Class R4*	03/19/13	-2.33	-1.19	4.90	3.03
Class Z	09/01/90	-2.32	-1.08	5.13	3.28
Barclays 3-15 Year Blend Municipal Bond Index		-2.10	-0.53	5.88	4.47

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2013)
AAA rating	9.7
AA rating	42.5
A rating	25.5
BBB rating	19.5
Non-investment grade	2.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia Maryland Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2013 – October 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.50	1,021.12	4.03	4.13	0.81
Class B	1,000.00	1,000.00	971.90	1,017.34	7.75	7.93	1.56
Class C	1,000.00	1,000.00	971.90	1,017.34	7.75	7.93	1.56
Class R4	1,000.00	1,000.00	976.70	1,022.38	2.79	2.85	0.56
Class Z	1,000.00	1,000.00	976.80	1,022.38	2.79	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.1%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011 11/01/24	5.000%	1,030,000	1,149,305
Higher Education 5.8%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006 11/01/17	5.000%	575,000	623,869
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Johns Hopkins University Series 2008A 07/01/18	5.000%	1,750,000	2,062,288
Johns Hopkins University Project Series 2012A 07/01/29	5.000%	1,000,000	1,112,050
Maryland Institute College of Art Series 2012 06/01/29	5.000%	1,000,000	1,033,080
Notre Dame of Maryland University Series 2012 10/01/32	5.000%	1,000,000	1,006,390
Morgan State University Refunding Revenue Bonds Series 2012 07/01/30	5.000%	150,000	159,531
Total			5,997,208
Hospital 12.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Carroll Hospital Series 2012A 07/01/26	5.000%	1,210,000	1,288,251
07/01/27	5.000%	1,000,000	1,053,110
Carroll Hospital Center Series 2006 07/01/26	4.500%	1,000,000	1,016,150
FHA Insured Mortgage-Western Health Series 2006 01/01/20	5.000%	1,450,000	1,587,271
Frederick Memorial Hospital Series 2012-A 07/01/26	5.000%	1,000,000	1,068,050
Johns Hopkins Health System Series 2012 07/01/28	5.000%	1,000,000	1,084,780
MedStar Health Series 2011 08/15/22	5.000%	1,620,000	1,816,765

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Peninsula Regional Medical Center Series 2006 07/01/26	5.000%	2,000,000	2,054,600
Maryland Health & Higher Educational Facilities Authority(a) Revenue Bonds Johns Hopkins Health System Series 2008 05/15/48	5.000%	2,000,000	2,131,360
Total			13,100,337
Hotels 1.3%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA) 09/01/17	5.250%	1,300,000	1,359,358
Investor Owned 2.9%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009 09/01/22	6.200%	2,500,000	2,968,925
Local Appropriation 3.4%
City of Baltimore Refunding Certificate of Participation Series 2010A 10/01/17	5.000%	1,500,000	1,719,135
County of Baltimore Certificate of Participation Series 2012 10/01/22	5.000%	1,000,000	1,175,960
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011 06/01/26	5.000%	585,000	638,042
Total			3,533,137
Local General Obligation 11.3%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,294,320
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006 03/01/18	5.000%	1,500,000	1,651,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008 02/01/18	5.000%	1,000,000	1,171,840
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2006 11/01/18	5.250%	2,005,000	2,403,634
11/01/21	5.250%	2,500,000	3,059,200
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds Series 2011B 09/15/20	5.000%	1,000,000	1,210,390
Total			11,791,079
Multi-Family 7.7%
Howard County Housing Commission Revenue Bonds Series 2012-A(a) 07/01/34	1.330%	1,000,000	1,007,400
Maryland Economic Development Corp. Refunding Revenue Bonds Morgan State University Project Senior Series 2012 07/01/20	4.000%	550,000	573,194
07/01/21	4.000%	550,000	563,695
University of Maryland-Baltimore County Project Series 2006 (XLCA) 07/01/20	5.000%	600,000	620,454
University of Maryland-College Park Projects Series 2006 (AGCP) 06/01/17	5.000%	1,000,000	1,077,350
06/01/19	5.000%	1,000,000	1,059,130
Revenue Bonds Salisbury University Project Series 2012 06/01/27	5.000%	1,100,000	1,100,715
Senior Revenue Bonds Towson University Project Series 2007A 07/01/24	5.250%	1,185,000	1,244,072
Towson University Project Series 2012 07/01/27	5.000%	700,000	727,398
Total			7,973,408
Municipal Power 1.0%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	220,000	245,527

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(b) 07/01/25	5.250%	1,000,000	762,300
Total			1,007,827
Other Bond Issue 3.6%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A 04/01/22	5.000%	2,055,000	2,313,766
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM) 07/01/21	4.400%	1,460,000	1,461,971
Total			3,775,737
Other Industrial Development Bond 1.4%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	1,425,000	1,482,769
Pool/Bond Bank 1.1%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A 03/01/23	5.000%	1,000,000	1,137,270
Refunded/Escrowed 5.1%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	1,400,000	1,668,758
County of Baltimore Prerefunded 09/01/16 Revenue Bonds Catholic Health Initiatives Series 2006A 09/01/26	5.000%	1,500,000	1,691,295
Revenue Bonds Catholic Health Initiatives Series 2006A Escrowed to Maturity 09/01/16	5.000%	1,000,000	1,126,330
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame Series 1998 Escrowed to Maturity (NPFGC) 10/01/14	4.600%	510,000	530,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity 07/01/16	6.800%	235,000	259,080
Total			5,275,853
Retirement Communities 5.2%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B 01/01/23	6.000%	1,250,000	1,341,562
County of Baltimore Revenue Bonds Oak Crest Village Incorporate Facility Series 2007A 01/01/22	5.000%	1,045,000	1,090,280
01/01/27	5.000%	2,000,000	2,033,220
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A 01/01/27	5.250%	1,000,000	970,340
Total			5,435,402
Single Family 1.5%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B 09/01/30	5.125%	1,500,000	1,548,570
Special Non Property Tax 6.4%
Maryland State Department of Transportation Revenue Bonds Series 2008 02/15/22	5.000%	3,125,000	3,550,719
Series 2009 06/15/21	4.000%	1,495,000	1,644,649
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	350,000	360,140
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(b) 10/01/17	5.000%	1,000,000	1,107,780
Total			6,663,288

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.4%
Anne Arundel County Consolidated District Special Tax Refunding Bonds Villages of Dorchester & Farmington Series 2013 07/01/23	5.000%	225,000	257,737
07/01/24	5.000%	500,000	565,865
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A 07/01/25	5.000%	2,500,000	2,710,350
Total			3,533,952
State Appropriated 3.5%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010 06/01/22	4.500%	2,675,000	3,086,736
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A 12/15/19	5.250%	500,000	591,635
Total			3,678,371
State General Obligation 5.0%
State of Maryland Unlimited General Obligation Bonds State & Local Facilities 1st Series 2009C 03/01/21	5.000%	1,500,000	1,764,030
State & Local Facilities-Capital Improvement 1st Series 2003A 03/01/17	5.250%	3,000,000	3,459,450
Total			5,223,480
Transportation 3.3%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009 07/01/23	5.250%	3,000,000	3,464,700
Turnpike/Bridge/Toll Road 3.3%
Maryland State Transportation Authority Revenue Bonds Series 2009A 07/01/22	5.000%	3,000,000	3,443,970
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 7.7%
City of Baltimore Revenue Bonds Wastewater Projects Series 2006C (AMBAC) 07/01/18	5.000%	1,125,000	1,249,988
Series 2007D (AMBAC) 07/01/19	5.000%	1,250,000	1,420,350
Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,426,912
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008 03/01/21	5.000%	2,500,000	2,836,450
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009 06/01/21	4.000%	1,000,000	1,107,770
Total			8,041,470
Total Municipal Bonds (Cost: $96,136,244)			101,585,416

Money Market Funds 1.6%

	Shares	Value ($)
JPMorgan Tax Free Money Market Fund, 0.010%(c)	1,613,982	1,613,982
Total Money Market Funds (Cost: $1,613,982)		1,613,982
Total Investments (Cost: $97,750,226)		103,199,398
Other Assets & Liabilities, Net		884,647
Net Assets		104,084,045

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $2,475,747 or 2.38% of net assets.

(c)  The rate shown is the seven-day current annualized yield at October 31, 2013.

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Maryland Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	101,585,416	—	101,585,416
Total Bonds	—	101,585,416	—	101,585,416
Mutual Funds
Money Market Funds	1,613,982	—	—	1,613,982
Total Mutual Funds	1,613,982	—	—	1,613,982
Total	1,613,982	101,585,416	—	103,199,398

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $97,750,226)	$103,199,398
Receivable for:
Capital shares sold	69,594
Interest	1,308,007
Expense reimbursement due from Investment Manager	575
Prepaid expenses	12,533
Other assets	1,700
Total assets	104,591,807
Liabilities
Payable for:
Capital shares purchased	77,909
Dividend distributions to shareholders	281,562
Investment management fees	1,140
Distribution and/or service fees	216
Transfer agent fees	21,499
Administration fees	200
Compensation of board members	99,977
Other expenses	25,259
Total liabilities	507,762
Net assets applicable to outstanding capital stock	$104,084,045
Represented by
Paid-in capital	$101,020,411
Undistributed net investment income	238,451
Accumulated net realized loss	(2,623,989)
Unrealized appreciation (depreciation) on:
Investments	5,449,172
Total — representing net assets applicable to outstanding capital stock	$104,084,045

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2013 (Unaudited)

Class A
Net assets	$21,680,710
Shares outstanding	2,024,006
Net asset value per share	$10.71
Maximum offering price per share(a)	$11.07
Class B
Net assets	$100,844
Shares outstanding	9,407
Net asset value per share	$10.72
Class C
Net assets	$2,364,688
Shares outstanding	220,728
Net asset value per share	$10.71
Class R4
Net assets	$2,427
Shares outstanding	227
Net asset value per share(b)	$10.71
Class Z
Net assets	$79,935,376
Shares outstanding	7,460,960
Net asset value per share	$10.71

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net investment income
Income:
Dividends	$59
Interest	2,201,277
Total income	2,201,336
Expenses:
Investment management fees	238,682
Distribution and/or service fees
Class A	28,431
Class B	537
Class C	13,102
Transfer agent fees
Class A	22,942
Class B	108
Class C	2,642
Class R4	2
Class Z	94,641
Administration fees	41,769
Compensation of board members	13,441
Custodian fees	1,093
Printing and postage fees	10,988
Registration fees	2,581
Professional fees	15,850
Other	10,633
Total expenses	497,442
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121,157)
Expense reductions	(60)
Total net expenses	376,225
Net investment income	1,825,111
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(28,456)
Net realized loss	(28,456)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,360,544)
Net change in unrealized appreciation (depreciation)	(5,360,544)
Net realized and unrealized loss	(5,389,000)
Net decrease in net assets from operations	$(3,563,889)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Maryland Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013(a)
Operations
Net investment income	$1,825,111	$4,120,471
Net realized gain (loss)	(28,456)	807,967
Net change in unrealized appreciation (depreciation)	(5,360,544)	290,144
Net increase (decrease) in net assets resulting from operations	(3,563,889)	5,218,582
Distributions to shareholders
Net investment income
Class A	(328,902)	(649,382)
Class B	(1,147)	(2,810)
Class C	(28,022)	(55,899)
Class R4	(38)	(8)
Class Z	(1,467,002)	(3,412,373)
Total distributions to shareholders	(1,825,111)	(4,120,472)
Increase (decrease) in net assets from capital stock activity	(27,460,313)	(2,058,975)
Total decrease in net assets	(32,849,313)	(960,865)
Net assets at beginning of period	136,933,358	137,894,223
Net assets at end of period	$104,084,045	$136,933,358
Undistributed net investment income	$238,451	$238,451

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Maryland Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	110,311	1,187,523	152,890	1,699,702
Distributions reinvested	9,780	104,543	15,799	175,887
Redemptions	(229,349)	(2,441,009)	(278,163)	(3,087,446)
Net decrease	(109,258)	(1,148,943)	(109,474)	(1,211,857)
Class B shares
Subscriptions	30	318	91	1,011
Distributions reinvested	77	830	158	1,761
Redemptions(b)	(1,396)	(14,872)	(4,547)	(50,615)
Net decrease	(1,289)	(13,724)	(4,298)	(47,843)
Class C shares
Subscriptions	38,604	411,421	65,891	734,385
Distributions reinvested	2,314	24,742	4,386	48,835
Redemptions	(83,918)	(896,166)	(61,867)	(687,787)
Net increase (decrease)	(43,000)	(460,003)	8,410	95,433
Class R4 shares
Subscriptions	—	—	226	2,500
Distributions reinvested	—	—	1	6
Net increase	—	—	227	2,506
Class Z shares
Subscriptions	190,699	2,035,691	1,552,156	17,291,699
Distributions reinvested	7,841	83,843	14,787	164,665
Redemptions	(2,618,212)	(27,957,177)	(1,650,796)	(18,353,578)
Net decrease	(2,419,672)	(25,837,643)	(83,853)	(897,214)
Total net decrease	(2,573,219)	(27,460,313)	(188,988)	(2,058,975)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.14		$11.05		$10.96		$10.41		$10.53		$10.08		$10.44
Income from investment operations:
Net investment income	0.16		0.30		0.03		0.33		0.34		0.34		0.38
Net realized and unrealized gain (loss)	(0.43)		0.09		0.09		0.55		(0.12)		0.45		(0.36)
Total from investment operations	(0.27)		0.39		0.12		0.88		0.22		0.79		0.02
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.03)		(0.33)		(0.34)		(0.34)		(0.38)
Total distributions to shareholders	(0.16)		(0.30)		(0.03)		(0.33)		(0.34)		(0.34)		(0.38)
Net asset value, end of period	$10.71		$11.14		$11.05		$10.96		$10.41		$10.53		$10.08
Total return	(2.45%)		3.58%		1.05%		8.55%		2.05%		7.93%		0.26%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%		1.05	%(c)	1.03%		0.97%		0.94%		0.90%
Total net expenses(d)	0.81	%(c)(e)	0.81	%(e)	0.80	%(c)	0.80	%(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)
Net investment income	2.89	%(c)	2.72%		2.83	%(c)	3.07%		3.18%		3.26%		3.76%
Supplemental data
Net assets, end of period (in thousands)	$21,681		$23,767		$24,781		$24,708		$23,454		$27,423		$23,530
Portfolio turnover	0%		15%		1%		7%		11%		23%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.15		$11.06		$10.97		$10.42		$10.54		$10.09		$10.45
Income from investment operations:
Net investment income	0.12		0.22		0.02		0.25		0.26		0.27		0.31
Net realized and unrealized gain (loss)	(0.43)		0.09		0.09		0.55		(0.12)		0.45		(0.36)
Total from investment operations	(0.31)		0.31		0.11		0.80		0.14		0.72		(0.05)
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.25)		(0.26)		(0.27)		(0.31)
Total distributions to shareholders	(0.12)		(0.22)		(0.02)		(0.25)		(0.26)		(0.27)		(0.31)
Net asset value, end of period	$10.72		$11.15		$11.06		$10.97		$10.42		$10.54		$10.09
Total return	(2.81%)		2.81%		0.99%		7.73%		1.30%		7.13%		(0.48%)
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)	1.75%		1.80	%(c)	1.81%		1.72%		1.69%		1.65%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)
Net investment income	2.13	%(c)	1.96%		2.08	%(c)	2.34%		2.43%		2.56%		3.01%
Supplemental data
Net assets, end of period (in thousands)	$101		$119		$166		$164		$371		$929		$2,220
Portfolio turnover	0%		15%		1%		7%		11%		23%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.14		$11.05		$10.96		$10.41		$10.53		$10.08		$10.44
Income from investment operations:
Net investment income	0.12		0.22		0.02		0.25		0.26		0.26		0.31
Net realized and unrealized gain (loss)	(0.43)		0.09		0.09		0.55		(0.12)		0.45		(0.36)
Total from investment operations	(0.31)		0.31		0.11		0.80		0.14		0.71		(0.05)
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.02)		(0.25)		(0.26)		(0.26)		(0.31)
Total distributions to shareholders	(0.12)		(0.22)		(0.02)		(0.25)		(0.26)		(0.26)		(0.31)
Net asset value, end of period	$10.71		$11.14		$11.05		$10.96		$10.41		$10.53		$10.08
Total return	(2.81%)		2.81%		0.99%		7.74%		1.29%		7.12%		(0.49%)
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)	1.76%		1.80	%(c)	1.78%		1.72%		1.69%		1.65%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)
Net investment income	2.14	%(c)	1.96%		2.09	%(c)	2.33%		2.42%		2.49%		3.02%
Supplemental data
Net assets, end of period (in thousands)	$2,365		$2,939		$2,822		$2,838		$3,705		$3,269		$2,143
Portfolio turnover	0%		15%		1%		7%		11%		23%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013(a)
Per share data
Net asset value, beginning of period	$11.14		$11.06
Income from investment operations:
Net investment income	0.17		0.04
Net realized and unrealized gain (loss)	(0.43)		0.08
Total from investment operations	(0.26)		0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.04)
Total distributions to shareholders	(0.17)		(0.04)
Net asset value, end of period	$10.71		$11.14
Total return	(2.33%)		1.06%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.71	%(c)
Total net expenses(d)	0.56	%(c)(e)	0.55	%(c)
Net investment income	3.14	%(c)	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	0%		15%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Maryland Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2013		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.14		$11.05		$10.96		$10.41		$10.53		$10.09		$10.44
Income from investment operations:
Net investment income	0.17		0.33		0.03		0.36		0.36		0.37		0.41
Net realized and unrealized gain (loss)	(0.43)		0.09		0.09		0.55		(0.11)		0.44		(0.35)
Total from investment operations	(0.26)		0.42		0.12		0.91		0.25		0.81		0.06
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.03)		(0.36)		(0.37)		(0.37)		(0.41)
Total distributions to shareholders	(0.17)		(0.33)		(0.03)		(0.36)		(0.37)		(0.37)		(0.41)
Net asset value, end of period	$10.71		$11.14		$11.05		$10.96		$10.41		$10.53		$10.09
Total return	(2.32%)		3.84%		1.07%		8.82%		2.31%		8.09%		0.61%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.76%		0.80	%(c)	0.77%		0.72%		0.69%		0.65%
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.55	%(c)	0.55	%(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)
Net investment income	3.13	%(c)	2.96%		3.07	%(c)	3.31%		3.43%		3.52%		4.01%
Supplemental data
Net assets, end of period (in thousands)	$79,935		$110,105		$110,126		$109,482		$103,031		$131,234		$126,661
Portfolio turnover	0%		15%		1%		7%		11%		23%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements

October 31, 2013 (Unaudited)

Note 1. Organization

Columbia Maryland Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2013, other expenses paid to this company were $966.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013
22

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.15
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2013, these minimum account balance fees reduced total expenses by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,462 for Class A and $807 for Class C shares for the six months ended October 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2014
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold

Semiannual Report 2013
23

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2013, the cost of investments for federal income tax purposes was approximately $97,750,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,298,000
Unrealized depreciation	(849,000)
Net unrealized appreciation	$5,449,000

The following capital loss carryforward, determined as of April 30, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$271,557
2016	511
2017	2,323,465
Total	$2,595,533

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $25,868,045, respectively, for the six months ended October 31, 2013.

Note 6. Shareholder Concentration

At October 31, 2013, one unaffiliated shareholder account owned 85.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended October 31, 2013.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Semiannual Report 2013
24

Columbia Maryland Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2013 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2013
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Columbia Maryland Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Maryland Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR190_04_C01_(12/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013